UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Select Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.4%)

	Consumer Discretionary (5.5%)
204,000	Comcast Corp., Class A	$3,543,480
54,000	Target Corp.	2,655,180
149,500	Walt Disney Co. (The)(a)	4,709,250

		10,907,910

	Consumer Staples (13.1%)
52,500	Coca-Cola Co. (The)	2,631,300
68,100	CVS Caremark Corp.	1,996,692
150,000	Kraft Foods, Inc., Class A	4,200,000
195,000	Kroger Co. (The)	3,839,550
61,800	PepsiCo, Inc.	3,766,710
34,080	Procter & Gamble Co. (The)	2,044,118
134,000	Unilever PLC, ADR(b)	3,581,820
83,400	Wal-Mart Stores, Inc.	4,009,038

		26,069,228

	Energy (13.3%)
53,700	Chevron Corp.	3,644,082
99,000	ConocoPhillips	4,859,910
69,700	Exxon Mobil Corp.	3,977,779
72,000	Schlumberger, Ltd.	3,984,480
183,300	Suncor Energy, Inc.	5,396,352
348,000	Weatherford International, Ltd.(a)	4,572,720

		26,435,323

	Financials (13.9%)
207,000	Bank of America Corp.	2,974,590
39,400	Berkshire Hathaway, Inc. Class B(a)	3,139,786
90,000	JPMorgan Chase & Co.	3,294,900
170,000	MetLife, Inc.	6,419,200
121,400	Morgan Stanley	2,817,694
99,900	State Street Corp.	3,378,618
56,400	Travelers Cos., Inc. (The)	2,777,700
105,000	Wells Fargo & Co.	2,688,000

		27,490,488

	Health Care (13.6%)
88,800	Abbott Laboratories	4,154,064
90,600	Baxter International, Inc.	3,681,984
57,000	Johnson & Johnson	3,366,420
116,000	Medtronic, Inc.	4,207,320
116,000	Merck & Co., Inc.	4,056,520
45,000	Novartis AG, ADR	2,174,400
228,300	Pfizer, Inc.	3,255,558
42,000	Teva Pharmaceutical Industries, Ltd., ADR	2,183,580

		27,079,846

	Industrials (12.3%)
186,000	ABB, Ltd., ADR(a)	3,214,080
127,100	Avery Dennison Corp.	4,083,723
366,000	General Electric Co.	5,277,720
54,600	Lockheed Martin Corp.	4,067,700
118,100	Pall Corp.	4,059,097
105,000	Tyco International, Ltd.	3,699,150

		24,401,470

	Information Technology (18.2%)
10,100	Apple, Inc.(a)	2,540,453

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
164,000	Cisco Systems, Inc.(a)	$3,494,840
113,190	Corning, Inc.	1,828,019
3,660	Google, Inc., Class A(a)	1,628,517
41,600	Hewlett-Packard Co.	1,800,448
193,200	Intel Corp.	3,757,740
36,000	International Business Machines Corp.	4,445,280
296,000	Microsoft Corp.	6,810,960
168,000	Oracle Corp.	3,605,280
68,400	QUALCOMM, Inc.	2,246,256
159,000	Tyco Electronics, Ltd.	4,035,420

		36,193,213

	Telecommunication Services (5.5%)
141,000	AT&T, Inc.	3,410,790
65,000	Verizon Communications, Inc.	1,821,300
270,000	Vodafone Group PLC, ADR(b)	5,580,900

		10,812,990

	Total Common Stocks (Cost $191,033,330)	189,390,468

EXCHANGE TRADED FUND (0.9%)
62,000	Utilities Select Sector SPDR Fund	1,752,120

	Total Exchange Traded Fund (Cost $1,785,395)	1,752,120

INVESTMENT COMPANY (3.3%)
6,615,636	Federated Treasury Obligations Fund, Institutional Shares	6,615,636

	Total Investment Company (Cost $6,615,636)	6,615,636

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.1%)
$396,608	BNY Institutional Cash Reserve, Series B	77,339

	Total Securities Held as Collateral for Securities on Loan (Cost $396,608)	77,339

Total Investments — 99.7% (Cost $199,830,969)		197,835,563
Net Other Assets (Liabilities) — 0.3%		634,238

NET ASSETS — 100.0%		$198,469,801

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.7%)
	Consumer Discretionary (21.4%)
323,612	Chico’s FAS, Inc	$3,197,287
694,325	eBay, Inc.(a)	13,615,713
121,657	Gannett Co., Inc	1,637,503
189,189	International Speedway Corp., Class A	4,873,509
1,633,942	Interpublic Group of Cos., Inc. (The)(a)	11,650,006
208,970	Omnicom Group, Inc	7,167,671
409,961	Select Comfort Corp.(a)	3,587,159
237,879	Universal Technical Institute, Inc.(a)	5,623,459
383,583	Viacom, Inc., Class B	12,032,999

		63,385,306

	Energy (3.9%)
298,218	EXCO Resources, Inc	4,356,965
264,326	Forest Oil Corp.(a)	7,231,959

		11,588,924

	Financial Services (33.9%)
120,178	Alliance Data Systems Corp.(a)(b)	7,152,995
389,397	Annaly Capital Management, Inc., REIT	6,678,159
413,892	Aspen Insurance Holdings, Ltd	10,239,688
150,828	Assurant, Inc	5,233,732
271,803	Assured Guaranty, Ltd.(b)	3,606,826
326,085	Endurance Specialty Holdings, Ltd	12,237,970
355,667	Fair Isaac Corp	7,749,984
461,211	Fidelity National Information Services, Inc.	12,369,679
558,150	Leucadia National Corp.(a)	10,889,506
537,578	Marshall & Ilsley Corp	3,859,810
234,495	MI Developments, Inc., Class A.	2,867,874
170,386	StanCorp Financial Group, Inc	6,907,448
357,984	Willis Group Holdings PLC	10,757,419

		100,551,090

	Health Care (12.1%)
225,213	Covidien PLC	9,049,058
174,657	Genzyme Corp.(a)	8,867,336
616,096	King Pharmaceuticals, Inc.(a)	4,676,169
180,042	WellPoint, Inc.(a)	8,809,455
86,322	Zimmer Holdings, Inc.(a)	4,665,704

		36,067,722

	Materials & Processing (1.8%)
176,366	Valspar Corp	5,312,144

	Producer Durables (7.7%)
173,695	General Dynamics Corp	10,171,579
231,419	Lexmark International, Inc., Class A(a)	7,643,769
621,167	Xerox Corp	4,994,183

		22,809,531

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology (14.9%)
668,649	CA, Inc	$12,303,142
126,648	Computer Sciences Corp	5,730,822
206,575	DST Systems, Inc	7,465,620
589,596	EarthLink, Inc	4,693,184
23,375	MicroStrategy, Inc., Class A(a)	1,755,229
290,500	SAIC, Inc.(a)	4,862,970
352,803	Synopsys, Inc.(a)	7,362,999

		44,173,966

	Utilities (2.0%)
292,898	Allegheny Energy, Inc	6,057,131

	Total Common Stocks
	(Cost $293,393,003)	289,945,814

INVESTMENT COMPANY (2.1%)
6,224,971	Federated Treasury Obligations Fund,
	Institutional Shares	6,224,971

	Total Investment Company
	(Cost $6,224,971)	6,224,971

Principal Amount

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.4%)
$3,838,704	BNY Institutional Cash Reserve, Series A	3,838,704
1,242,467	BNY Institutional Cash Reserve, Series B	242,281

	Total Securities Held as Collateral for
	Securities on Loan
	(Cost $5,081,171)	4,080,985

Total Investments — 101.2%
(Cost $304,699,145)		300,251,770
Net Other Assets (Liabilities) — (1.2)%		(3,582,812)

NET ASSETS — 100.0%		$296,668,958

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.8%)
	Consumer Discretionary (10.8%)
115,258	Cambium Learning Group, Inc.(a)	$414,929
290,861	Exide Technologies(a)	1,512,477
15,800	Group 1 Automotive, Inc.(a)	371,774
148,718	Interpublic Group of Cos., Inc. (The)(a)	1,060,359
40,591	Meredith Corp.	1,263,598
82,319	Regis Corp.	1,281,707
34,717	Signet Jewelers, Ltd.(a)	954,718
8,159	Viad Corp.	144,006

		7,003,568

	Consumer Staples (1.7%)
118,887	Winn-Dixie Stores, Inc.(a)	1,146,070

	Energy (5.3%)
133,300	Cal Dive International, Inc.(a)	779,805
52,266	Holly Corp.	1,389,230
103,385	Resolute Energy Corp.(a)(b)	1,265,433

		3,434,468

	Financial Services (30.6%)
76,600	AMERISAFE, Inc.(a)	1,344,330
34,352	Aspen Insurance Holdings, Ltd.	849,869
63,842	Assured Guaranty, Ltd.	847,183
32,110	Avatar Holdings, Inc.(a)	615,870
130,200	Bank Mutual Corp.	739,536
63,770	Brookline Bancorp, Inc.	566,278
47,881	Endurance Specialty Holdings, Ltd.	1,796,974
73,900	Fair Isaac Corp.	1,610,281
116,300	First American Financial Corp.	1,474,684
8,613	First Citizens BancShares, Inc., Class A	1,656,538
44,841	Highwoods Properties, Inc., REIT	1,244,786
83,563	Horace Mann Educators Corp.	1,278,514
62,717	Investment Technology Group, Inc.(a)	1,007,235
82,996	Marshall & Ilsley Corp.	595,911
38,052	MI Developments, Inc., Class A	465,376
41,514	Parkway Properties, Inc., REIT	604,859
13,100	Regency Centers Corp., REIT	450,640
40,123	StanCorp Financial Group, Inc.	1,626,586
33,270	Washington Federal, Inc.	538,309
59,800	Westfield Financial, Inc.	498,134

		19,811,893

	Health Care (4.5%)
50,319	Coventry Health Care, Inc.(a)	889,640
85,202	Martek Biosciences Corp.(a)	2,020,139

		2,909,779

	Materials & Processing (7.3%)
37,939	Cabot Microelectronics Corp.(a)	1,312,310
59,857	Mueller Industries, Inc.	1,472,482
74,236	Sensient Technologies Corp.	1,924,940

		4,709,732

	Producer Durables (16.9%)
69,090	Colfax Corp.(a)	719,227
110,236	Covanta Holding Corp.(a)	1,828,815
164,400	EnergySolutions, Inc.	836,796
27,100	FTI Consulting, Inc.(a)	1,181,289
51,400	Granite Construction, Inc.(b)	1,212,012
50,262	Knoll, Inc.	667,982
60,156	PHH Corp.(a)	1,145,370

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables — (continued)
116,400	TeleTech Holdings, Inc.(a)	$1,500,396
149,618	UTi Worldwide, Inc.	1,852,271

		10,944,158

	Technology (17.6%)
247,154	Axcelis Technologies, Inc.(a)	383,089
44,614	Black Box Corp.	1,244,284
259,043	Compuware Corp.(a)	2,067,163
27,023	DST Systems, Inc.	976,611
205,371	EarthLink, Inc.	1,634,753
23,218	MicroStrategy, Inc., Class A(a)	1,743,440
121,823	National Semiconductor Corp.	1,639,738
157,617	Orbotech, Ltd.(a)	1,705,416

		11,394,494

	Utilities (4.1%)
35,570	Allete, Inc.	1,217,917
54,530	Cleco Corp.	1,440,137

		2,658,054

	Total Common Stocks
	(Cost $64,428,340)	64,012,216

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(c)	0

	Total Rights
	(Cost $0)	0

INVESTMENT COMPANY (1.0%)
664,113	Federated Treasury Obligations Fund,
	Institutional Shares	664,113

	Total Investment Company
	(Cost $664,113)	664,113

Principal Amount

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.1%)
$639,620	BNY Institutional Cash Reserve, Series A	639,620
260,457	BNY Institutional Cash Reserve, Series B	50,789

	Total Securities Held as Collateral for Securities on Loan (Cost $900,077)	690,409

Total Investments — 100.9% (Cost $65,992,530)		65,366,738
Net Other Assets (Liabilities) — (0.9)%		(592,665)

NET ASSETS — 100.0%		$64,774,073

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(c)	Security was fair valued under methods approved by the Board of Trustees.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (87.4%)

	Australia (1.1%)
76,766	Asciano Group(a)	$103,088
29,484	Lihir Gold, Ltd.	106,072
141,986	MAp Group	318,216
7,425	Newcrest Mining, Ltd.	216,636

		744,012

	Austria (1.3%)
22,077	Erste Group Bank AG	700,466
6,692	OMV AG	200,965

		901,431

	Belgium (0.3%)
4,684	KBC Groep NV	179,539

	Brazil (1.9%)
1,960	All America Latina Logistica SA	15,321
4,682	Amil Participacoes SA	38,001
14,687	BRF - Brasil Foods SA	193,006
5,472	Centrais Eletricas Brasileiras SA	73,061
3,415	Centrais Eletricas Brasileiras SA, Preference B Shares	54,394
9,848	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference A Shares	343,998
38,783	Hypermarcas SA(a)	497,411
4,822	Vale SA, ADR	117,416

		1,332,608

	Canada (5.8%)
1,495	Agnico-Eagle Mines, Ltd.	90,693
2,830	Bank of Montreal(b)	153,496
4,829	Bank of Nova Scotia	222,500
24,730	Barrick Gold Corp.	1,122,496
2,082	Canadian Imperial Bank of Commerce	129,354
1,201	Canadian Pacific Railway, Ltd.	64,374
2,071	EnCana Corp.	62,720
11,776	Goldcorp, Inc.	515,598
3,194	IAMGOLD Corp	56,316
674	IGM Financial, Inc.(b)	23,502
9,142	Ivanhoe Mines, Ltd.(a)	118,424
4,234	Kinross Gold Corp.	72,386
611	Potash Corp. of Saskatchewan, Inc.	52,626
7,303	Royal Bank of Canada	347,811
16,011	Silver Wheaton Corp.(a)	320,807
7,754	Suncor Energy, Inc.	228,202
10,047	Talisman Energy, Inc.	151,948
4,572	Toronto-Dominion Bank (The)	296,253

		4,029,506

	China (3.9%)
58,854	Beijing Capital International Airport Co., Ltd., H Shares	34,492
113,000	China Mengniu Dairy Co., Ltd.	366,255
79,564	China Merchants Holdings International Co., Ltd.	262,661
194,000	China Resources Enterprise, Ltd.	714,200
61,000	China Yurun Food Group, Ltd.	191,826
425,886	GOME Electrical Appliances Holdings, Ltd.(a)(b)	128,521
27,500	Hengan International Group Co., Ltd.	222,679
295,000	Lenovo Group, Ltd.(b)	158,282
5,129	Mindray Medical International, Ltd., ADR	161,153

Shares		Fair Value
COMMON STOCKS — (continued)

	China — (continued)
32,000	Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	$139,397
75,200	Sinopharm Group, Co., H Shares	274,000
8,000	Tsingtao Brewery Co., Ltd., H Shares	37,372

		2,690,838

	Czech Republic (1.1%)
4,807	Komercni Banka AS	769,662

	Denmark (0.8%)
19	A. P. Moller - Maersk AS, Class B	149,641
4,872	Novo Nordisk AS, Class B	393,622

		543,263

	Finland (1.0%)
6,170	Fortum OYJ	135,436
3,501	Kesko OYJ, Class B	113,245
30,031	Stora Enso OYJ, Class R	216,996
19,720	UPM-Kymmene OYJ	261,080

		726,757

	France (5.5%)
1,873	Aeroports de Paris	120,160
2,655	Carrefour SA	105,318
1,760	CFAO SA	47,332
13,762	Danone SA	737,785
1,367	Essilor International SA	81,234
6,379	European Aeronautic Defence & Space Co. NV(a)	130,182
5,501	Eutelsat Communications	184,161
1,916	IIiad SA(b)	148,785
12,827	L’Occitane International SA(a)	27,970
3,790	LVMH Moet Hennessy Louis Vuitton SA	412,515
2,086	PPR(b)	259,130
2,260	Publicis Groupe SA(b)	90,151
1,561	Safran SA	43,544
7,918	Sanofi-Aventis SA	476,881
1,524	Schneider Electric SA	153,924
8,604	SES SA	178,934
2,452	Sodexo	136,079
1,635	Technip SA	93,777
408	Vallourec SA	70,344
6,697	Veolia Environnement	157,333
2,880	Vinci SA(b)	119,583

		3,775,122

	Germany (6.3%)
2,906	Allianz SE	286,809
3,060	Bayer AG	170,626
9,818	Daimler AG(a)	496,827
3,676	Deutsche Boerse AG	223,241
10,647	E.ON AG	287,054
19,201	Fraport AG Frankfurt Airport Services
	Worldwide(b)	816,246
6,788	Fresenius SE	448,502
5,126	HeidelbergCement AG	243,063
456	Henkel AG & Co KGaA	18,663
3,079	Henkel AG & Co KGaA, Preference Shares	150,182
5,356	MAN SE	441,170
1,694	Metro AG	86,544
2,735	RWE AG	179,267
4,578	SAP AG(b)	203,405

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Germany — (continued)
1,689	Siemens AG	$151,391
1,747	Volkswagen AG, Preference Shares	153,703

		4,356,693

	Greece (0.3%)
10,706	Coca-Cola Hellenic Bottling Co. SA	229,442

	Hong Kong (0.1%)
56,400	Sands China, Ltd.(a)	83,358

	Hungary (0.6%)
21,085	OTP Bank PLC(a)(b)	425,123

	India (3.1%)
6,438	ACC, Ltd.	121,014
25,786	Ambuja Cements, Ltd.	63,253
11,765	Axis Bank, Ltd.	311,890
10,166	Bharti Airtel, Ltd.	57,235
1,146	Dr. Reddy’s Laboratories, Ltd.	35,809
28,436	ICICI Bank, Ltd.	520,075
13,801	Larsen & Toubro, Ltd.	533,790
33,333	Tata Steel, Ltd.	345,085
7,924	Ultratech Cement, Ltd.	149,309

		2,137,460

	Indonesia (0.2%)
132,379	Telekomunikasi Indonesia Tbk PT	112,206

	Ireland (0.2%)
18,416	Dragon Oil PLC(a)	111,723

	Israel (0.5%)
6,602	Teva Pharmaceutical Industries, Ltd., ADR	343,238

	Italy (0.8%)
10,776	Buzzi Unicem SpA	108,066
10,246	ENI SpA	188,077
3,505	Saipem SpA	106,756
134,630	Telecom Italia SpA	148,679

		551,578

	Japan (9.6%)
2,200	Aisin Seiki Co., Ltd.	59,230
4,300	Asahi Breweries, Ltd.	72,846
17,000	Asahi Glass Co., Ltd.	159,627
21,400	Bank of Yokohama, Ltd. (The)	97,894
5,586	Canon, Inc.	208,187
30	Central Japan Railway Co.	247,705
16,900	Chiba Bank, Ltd. (The)	102,027
2,600	Daikin Industries, Ltd.	79,275
3,831	Denso Corp.	105,885
3,000	East Japan Railway Co.	199,757
1,200	Eisai Co., Ltd.	39,817
2,325	Fanuc, Ltd.	262,545
15,000	Fukuoka Financial Group, Inc.	62,440
18,006	Honda Motor Co., Ltd.	528,887
17,100	Itochu Corp.	133,679
7,800	Kirin Holdings Co., Ltd.	98,199
6,100	Komatsu, Ltd.	109,837
7,202	Kubota Corp.	55,242
500	Kyocera Corp.	40,478
30,000	Mazda Motor Corp.	70,105
10,400	Mitsubishi Corp.	215,160
20,000	Mitsubishi Electric Corp.	156,098
54,300	Mitsubishi UFJ Financial Group, Inc.	246,560

Shares		Fair Value
COMMON STOCKS — (continued)

	Japan — (continued)
2,160	Mitsubishi UFJ Lease & Finance Co., Ltd.	$72,862
5,000	NGK Insulators, Ltd.	77,875
4,300	Nidec Corp.	359,984
1,200	Nintendo Co., Ltd.	352,331
2,000	Nippon Telegraph & Telephone Corp.	81,472
23,600	Nissan Motor Co., Ltd.	164,456
5,000	NSK, Ltd.	34,726
67	NTT DoCoMo, Inc.	101,457
15,408	Panasonic Corp.	192,397
8,300	Resona Holdings, Inc.	101,293
5,000	Ricoh Co., Ltd.	63,758
1,000	Shin-Etsu Chemical Co., Ltd.	46,495
1,650	SMC Corp.	220,723
5,466	Sony Corp.	145,795
1,700	Stanley Electric Co., Ltd.	28,153
9,100	Sumitomo Mitsui Financial Group, Inc.	257,552
28,500	Sumitomo Trust & Banking Co., Ltd. (The)	145,098
12,800	Suzuki Motor Corp.	251,205
1,300	Takeda Pharmaceutical Co., Ltd.	55,838
7,454	Toyota Motor Corp.	256,109
2,320	Unicharm Corp.	261,618

		6,622,677

	Korea (South) (1.5%)
2,330	Hankook Tire Co., Ltd.	52,862
3,606	Hyundai Motor Co.	421,934
702	POSCO	265,995
452	Samsung Electronics Co., Ltd.	283,501

		1,024,292

	Mexico (1.5%)
24,867	Cemex SAB de CV, ADR(a)	240,464
72,436	Cemex SAB de CV, Series CPO(a)	70,235
10,961	Fomento Economico Mexicano SAB de CV, ADR	472,967
9,733	Grupo Comercial Chedraui SA de CV(a)	25,437
53,586	Grupo Financiero Banorte SAB de CV, Series O	203,023

		1,012,126

	Netherlands (3.9%)
1,331	ASML Holding NV	36,629
6,404	Heineken NV	271,449
23,799	ING Groep NV, CVA(a)	176,125
27,335	Koninklijke KPN NV	348,427
9,000	Koninklijke Philips Electronics NV	268,759
3,279	Randstad Holding NV(a)	128,849
16,810	TNT NV	423,396
37,021	Unilever NV, CVA	1,011,017

		2,664,651

	Norway (1.1%)
10,479	DnB NOR ASA	100,789
208,125	Marine Harvest ASA	137,435
22,263	Statoil ASA	428,893
8,628	Telenor ASA	108,690

		775,807

	Poland (1.5%)
10,221	Bank Pekao SA	466,122
1,433	Bank Zachodni WBK SA	81,118

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Poland — (continued)
47,690	Powszechna Kasa Oszczednosci Bank Polski SA	$508,681

		1,055,921

	Portugal (0.2%)
9,039	Galp Energia SGPS SA - Class B	135,017

	Russia (5.5%)
819	CTC Media, Inc.(a)	11,826
9,508	Evraz Group SA, GDR(a)	221,756
4,700	Gazprom Neft JSC, ADR(b)	88,125
561,295	IDGC Holding JSC(a)	58,065
21,109	Magnit OAO, OJSC, GDR	364,975
4,984	Mechel OAO, ADR	90,410
20,204	MMC Norilsk Nickel OJSC, ADR	291,948
1,727	NovaTek OAO, GDR	123,097
6,325	Novorossiysk Commercial Sea Port PJSC, GDR	69,575
1,485,045	OGK-3 OJSC(a)	77,965
562,581	OGK-4 OJSC(a)	30,343
6,900	Pharmstandard, GDR(a)	150,193
42,514	Rosneft Oil Co., GDR	259,335
472,183	Sberbank of Russian Federation	1,134,443
37,796	TNK-BP Holding	78,344
38,228	TNK-BP Holding, Preference Shares	64,987
4,915	Uralkali, GDR	88,568
43,057	VTB Bank OJSC, GDR	209,687
11,872	X5 Retail Group NV, GDR(a)	398,414

		3,812,056

	South Africa (2.0%)
3,511	AngloGold Ashanti, Ltd.	151,531
33,832	Aspen Pharmacare Holdings, Ltd.(a)	334,087
5,570	Impala Platinum Holdings, Ltd.	129,637
7,716	Massmart Holdings, Ltd.	118,259
25,330	Shoprite Holdings, Ltd.	272,321
23,185	Standard Bank Group, Ltd.	307,458
4,593	Tiger Brands, Ltd.	101,565

		1,414,858

	Spain (0.2%)
4,073	Amadeus IT Holding SA, Class A(a)	64,749
3,911	Repsol YPF, SA	78,924

		143,673

	Sweden (1.0%)
7,905	Atlas Copco AB, Class A	115,577
8,572	Hennes & Mauritz AB, Class B	235,579
10,070	Sandvik AB	122,833
1,792	Swedish Match AB	39,159
18,570	Volvo AB, Class B(a)	205,362

		718,510

	Switzerland (7.0%)
12,299	ABB, Ltd.	214,133
7,935	Credit Suisse Group AG	298,334
371	Flughafen Zuerich AG	109,933
865	Holcim, Ltd.	57,905
17,804	Nestle SA	858,488
5,223	Nobel Biocare Holding AG	89,911
25,445	Novartis AG	1,233,144
5,104	Roche Holding AG	702,523

Shares		Fair Value
COMMON STOCKS — (continued)

	Switzerland — (continued)
560	Swatch Group AG (The)	$157,934
3,124	Swiss Reinsurance Co., Ltd.	128,360
345	Swisscom AG	116,962
1,973	Syngenta AG	455,795
16,505	UBS AG(a)	218,655
769	Zurich Financial Services AG	169,498

		4,811,575

	Taiwan (3.0%)
130,000	Acer, Inc.	301,699
22,800	Asustek Computer, Inc.	167,947
154,273	Hon Hai Precision Industry Co., Ltd.(a)	540,754
47,000	HTC Corp.	624,165
61,366	Pegatron Corp.(a)	57,391
203,000	Taiwan Semiconductor Manufacturing Co., Ltd.	379,416

		2,071,372

	Ukraine (0.2%)
933,947	Raiffeisen Bank Aval(a)	46,221
1,101,903	Ukrsotsbank JSCB(a)	67,778

		113,999

	United Kingdom (14.4%)
9,399	Anglo American PLC(a)	327,509
27,981	ARM Holdings PLC	115,810
82,696	Barclays PLC	330,081
13,019	BG Group PLC	193,629
27,207	BHP Billiton PLC	705,437
23,422	BP PLC	112,125
15,487	Cairn Energy PLC(a)	95,143
28,496	Compass Group PLC	216,783
14,226	Diageo PLC	223,460
56,803	GlaxoSmithKline PLC	964,563
24,569	Imperial Tobacco Group PLC	686,474
524,209	Lloyds Banking Group PLC(a)	413,845
2,916	Lonmin PLC(a)	60,887
7,007	Petropavlovsk PLC	123,634
19,242	Reckitt Benckiser Group PLC	895,028
20,391	Rio Tinto PLC	895,457
18,142	Rolls-Royce Group PLC	151,427
1,345,050	Rolls-Royce Group PLC, Class C(a)(c)(d)	2,010
112,091	Royal Bank of Scotland Group PLC(a)	68,266
55,228	Royal Dutch Shell PLC, Class A	1,390,796
7,132	SABMiller PLC	199,985
3,631	Shire PLC	74,487
5,887	Smith & Nephew PLC	55,618
52,697	Tesco PLC	297,285
317,793	Vodafone Group PLC	654,809
3,983	Whitbread PLC	83,177
39,071	WM Morrison Supermarkets PLC	154,390
30,310	WPP PLC	285,535
17,192	Xstrata PLC	225,123

		10,002,773

	Total Common Stocks (Cost $60,660,106)	60,422,866

Continued

BB&T Variable Insurance Funds

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Shares		Fair Value
EXCHANGE TRADED FUND (4.9%)

	United States (4.9%)
65,144	Market Vectors Gold Miners	$3,384,882

	Total Exchange Traded Fund (Cost $3,088,849)	3,384,882

INVESTMENT COMPANY (2.8%)

	United States (2.8%)
1,955,579	Federated Treasury Obligations Fund,
	Institutional Shares	1,955,579

	Total Investment Company (Cost $1,955,579)	1,955,579

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.1%)
$1,452,000	BNY Institutional Cash Reserve, Series A	1,452,000
19,737	BNY Institutional Cash Reserve, Series B	3,849

	Total Securities Held as Collateral for Securities on Loan (Cost $1,471,737)	1,455,849

Total Investments — 97.2% (Cost $67,176,271)		67,219,175
Net Other Assets (Liabilities) — 2.8%		1,927,879

NET ASSETS — 100.0%		$69,147,054

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid.As of June 30, 2010, these securities represent 0.003% of net assets.

(d)	Security was fair valued under the methods approved by the Board of Trustees.

ADR — American Depository Receipt

CPO — Certificate of Participation Ordinary

CVA — Share Certificate

GDR — Global Depository Receipt

JSCB — Joint Stock Commercial Bank

OJSC — Open Joint Stock Company

PJSC — Public Joint Stock Company

Sector	Percentage of net assets

Consumer Discretionary	7.9%
Consumer Staples	15.9%
Energy	6.1%
Exchange Traded Fund	4.9%
Financials	15.4%
Health Care	9.0%
Industrials	11.1%
Information Technology	5.2%
Materials	12.6%
Telecommunication Services	2.7%
Utilities	1.5%
Cash Equivalents	4.9%

97.2%

Foreign Currency Exchange Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
British Pound vs. U.S. Dollar	09/15/2010	(940,653)	$(1,362,663)	$(1,405,375)	$(42,712)
British Pound vs. U.S. Dollar	09/16/2010	(298,266)	(435,687)	(445,621)	(9,934)
Czech Koruna vs. U.S. Dollar	09/15/2010	(1,090,546)	(54,932)	(51,848)	3,084
Czech Koruna vs. U.S. Dollar	09/16/2010	(9,824,114)	(460,865)	(467,067)	(6,202)
Czech Koruna vs. U.S. Dollar	12/16/2010	(4,881,003)	(232,628)	(232,061)	567
Euro vs. U.S. Dollar	09/15/2010	(1,296,685)	(1,556,787)	(1,586,347)	(29,560)
Euro vs. U.S. Dollar	09/16/2010	(2,402,518)	(2,921,492)	(2,939,228)	(17,736)
Euro vs. U.S. Dollar	12/16/2010	(1,273,921)	(1,529,980)	(1,559,296)	(29,316)
Hungarian Forint vs. U.S. Dollar	09/15/2010	(81,244,652)	(379,169)	(345,266)	33,903
Polish Zloty vs. U.S. Dollar	09/15/2010	(1,748,619)	(566,244)	(512,797)	53,447
South African Rand vs. U.S. Dollar	09/15/2010	(1,501,277)	(184,426)	(192,985)	(8,559)
Swedish Kona vs. U.S. Dollar	09/16/2010	(3,253,353)	(408,038)	(417,223)	(9,185)
Swiss Franc vs. U.S. Dollar	09/16/2010	(311,241)	(272,880)	(289,194)	(16,314)

Total Short Contracts			$(10,365,791)	$(10,444,308)	$(78,517)

Long
Canadian Dollar vs. U.S. Dollar	09/16/2010	406,027	$393,835	$381,203	$(12,632)
Japanese Yen vs. U.S. Dollar	09/15/2010	122,842,317	1,340,466	1,391,230	50,764
Japanese Yen vs. U.S. Dollar	09/16/2010	78,349,962	857,793	887,357	29,564

Total Long Contracts			$2,592,094	$2,659,790	$ 67,696

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.2%)

	Consumer Discretionary (7.4%)
1,264,000	Comcast Corp., Class A(a)	$21,955,680
405,000	Yum! Brands, Inc.(b)	15,811,200

		37,766,880

	Consumer Staples (9.7%)
2,091,900	Dole Food Co., Inc.(a)(c)	21,818,517
256,500	Energizer Holdings, Inc.(c)	12,896,820
275,000	Ralcorp Holdings, Inc.(a)(c)	15,070,000

		49,785,337

	Energy (9.0%)
222,000	Apache Corp.(b)	18,690,180
495,000	Halliburton Co.(b)	12,152,250
1,169,000	Weatherford International, Ltd.(c)	15,360,660

		46,203,090

	Financials (1.6%)
24,600	Markel Corp.(c)	8,364,000

	Health Care (27.3%)
411,500	Baxter International, Inc.	16,723,360
263,000	Becton Dickinson & Co.(a)	17,784,060
852,000	Bristol-Myers Squibb Co.	21,248,880
605,000	Gilead Sciences, Inc.(c)	20,739,400
297,000	McKesson Corp.(b)	19,946,520
358,500	MedCath Corp.(c)	2,817,810
391,000	Teva Pharmaceutical Industries, Ltd., ADR	20,328,090
697,000	UnitedHealth Group, Inc.	19,794,800

		139,382,920

	Industrials (3.0%)
215,800	L-3 Communications Holdings, Inc.	15,287,272

	Information Technology (34.0%)
1,882,000	Activision Blizzard, Inc.	19,742,180
714,000	Adobe Systems, Inc.(c)	18,871,020
607,000	Akamai Technologies, Inc.(a)(b)(c)	24,625,990
924,000	Cisco Systems, Inc.(c)	19,690,440
1,392,000	Dell, Inc.(c)	16,787,520
860,000	eBay, Inc.(c)	16,864,600
450,000	Harris Corp.(b)	18,742,500
556,000	Intuit, Inc.(a)(c)	19,332,120

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology —(continued)
1,377,000	Symantec Corp.(c)	$19,112,760

		173,769,130

	Utilities (1.2%)
121,000	NextEra Energy, Inc.	5,899,960

	Total Common Stocks (Cost $464,472,487)	476,458,589

INVESTMENT COMPANY (6.5%)
33,526,755	Federated Treasury Obligations Fund,
	Institutional Shares	33,526,755

	Total Investment Company (Cost $33,526,755)	33,526,755

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.9%)
$9,376,124	BNY Institutional Cash Reserve, Series A	9,376,124
775,344	BNY Institutional Cash Reserve, Series B	151,192

	Total Securities Held as Collateral for Securities on Loan (Cost $10,151,468)	9,527,316

Total Investments — 101.6% (Cost $508,150,710)		519,512,660
Net Other Assets (Liabilities) — (1.6)%		(8,170,279)

NET ASSETS — 100.0%		$511,342,381

(a)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(b)	Security held as collateral for written call option.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.2%)

	Consumer Discretionary (10.5%)
337,600	Family Dollar Stores, Inc.(a)	$12,724,144
258,000	McDonald’s Corp.	16,994,460
932,000	Pearson PLC, ADR(b)	12,255,800

		41,974,404

	Consumer Staples (21.5%)
644,857	Archer-Daniels-Midland Co.	16,650,208
195,857	Diageo PLC, ADR	12,288,068
244,000	Kimberly-Clark Corp.	14,793,720
331,000	Kraft Foods, Inc., Class A	9,268,000
267,000	PepsiCo, Inc.	16,273,650
366,000	Philip Morris International, Inc.	16,777,440

		86,051,086

	Energy (19.0%)
188,000	Chevron Corp.	12,757,680
312,000	ConocoPhillips	15,316,080
340,001	Kinder Morgan Management LLC(b)(c)	19,240,656
655,500	Natural Resource Partners LP(b)	15,496,020
437,600	Teekay LNG Partners LP(b)	13,022,976

		75,833,412

	Financials (4.7%)
200,000	Federated Investors, Inc., Class B(b)	4,142,000
1,210,000	Hudson City Bancorp, Inc.	14,810,400

		18,952,400

	Health Care (10.9%)
328,000	Abbott Laboratories	15,343,840
321,000	Novartis AG, ADR(b)	15,510,720
892,000	Pfizer, Inc.	12,719,920

		43,574,480

	Industrials (7.3%)
216,000	Lockheed Martin Corp.	16,092,000
416,000	Waste Management, Inc.	13,016,640

		29,108,640

	Information Technology (15.4%)
695,000	Intel Corp.(a)	13,517,750
1,112,000	Nokia Corp., ADR(b)	9,062,800
398,000	Paychex, Inc.	10,336,060
1,355,000	Taiwan Semiconductor Manufacturing Co.,
	Ltd., ADR(a)	13,224,800

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
672,000	Texas Instruments, Inc.	$15,644,160

		61,785,570

	Telecommunication Services (3.9%)
557,000	Verizon Communications, Inc.	15,607,140

	Total Common Stocks (Cost $369,557,030)	372,887,132

INVESTMENT COMPANY (6.5%)
26,113,782	Federated Treasury Obligations Fund,
	Institutional Shares	26,113,782

	Total Investment Company (Cost $26,113,782)	26,113,782

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (7.4%)
$29,390,027	BNY Institutional Cash Reserve, Series A	29,390,027
502,759	BNY Institutional Cash Reserve, Series B	98,038

	Total Securities Held as Collateral for Securities on Loan (Cost $29,892,786)	29,488,065

Total Investments — 107.1% (Cost $425,563,598)		428,488,979
Net Other Assets (Liabilities) — (7.1)%		(28,480,673)

NET ASSETS — 100.0%		$400,008,306

(a)	Security held as collateral for written call option.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(c)	Represents non-income producing security.

ADR	— American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.7%)

	Fannie Mae(a) (2.7%)
$ 11,303	5.000%, 10/25/15, Series 2003-16, Class PC	$11,301
1,142,022	4.500%, 9/25/16, Series 2003-81, Class NY	1,175,180
282,722	5.000%, 2/25/18, Series 2004-101, Class B	286,579
439,237	5.500%, 3/25/28, Series 2003-8, Class OD	442,642

		1,915,702

	Freddie Mac(a) (3.3%)
1,124,178	5.500%, 7/15/17, Series 2636, Class B	1,187,276
68,409	5.000%, 9/15/18, Series 2701, Class OD	68,638
69,125	5.000%, 2/15/19, Series 3046, Class YA	69,001
2,915	5.000%, 2/15/25, Series 2941, Class XA	2,915
15,424	5.000%, 7/15/25, Series 2931, Class JA	15,426
102,884	4.000%, 5/15/26, Series 2750, Class KP	103,707
390,920	4.500%, 5/15/27, Series 2682, Class XJ	398,299
239,776	5.500%, 6/15/27, Series 3255, Class QA	241,457
288,045	4.500%, 4/15/29, Series 2614, Class QE	289,112

		2,375,831

	Ginnie Mae (5.7%)
897,511	6.000%, 5/20/23, Series 2004-5, Class VB	931,229
451,256	4.500%, 4/16/28, Series 2003-97, Class NC	455,431
1,938,673	2.500%, 10/20/32, Series 2010-34, Class AD	1,975,054
665,564	4.500%, 8/20/35, Series 2005-58, Class NJ	691,107

		4,052,821

	Total Collateralized Mortgage Obligations (Cost $8,378,222)	8,344,354

CORPORATE BONDS (9.6%)

	Financials (9.6%)
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,042,577
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,054,109
1,500,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,600,695
1,500,000	Morgan Stanley, 5.300%, 3/1/13	1,559,862
1,500,000	Wells Fargo & Co., 4.375%, 1/31/13	1,585,758

	Total Corporate Bonds (Cost $6,767,145)	6,843,001

FDIC GUARANTEED SECURITIES (5.8%)

	Financials (5.8%)
1,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11(b)	1,035,561
1,000,000	General Electric Capital Corp., MTN, 2.200%, 6/8/12	1,026,388
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,027,526
1,000,000	Santander Holdings (USA), Inc., 2.500%, 6/15/12	1,027,620

	Total FDIC Guaranteed Securities (Cost $4,037,292)	4,117,095

MORTGAGE-BACKED SECURITIES (1.8%)

	Fannie Mae(a) (1.3%)
128,003	6.500%, 8/1/13, Pool #251901	139,173
159,320	6.000%, 3/1/16, Pool #253702	173,025
152,943	6.000%, 4/1/16, Pool #535846	166,099
276,742	6.500%, 4/1/16, Pool #253706	301,238

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae(a) — (continued)
$ 121,037	6.000%, 8/1/16, Pool #545125	$131,713

		911,248

	Freddie Mac(a) (0.5%)
58,299	6.500%, 5/1/13, Pool #E00548	61,429
260,297	6.000%, 9/1/16, Pool #E01049	281,459

		342,888

	Total Mortgage-Backed Securities (Cost $1,158,891)	1,254,136

MUNICIPAL BONDS (5.8%)

	California (1.5%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,104,340

	Illinois (1.4%)
1,000,000	Illinois State, Build America Bonds, Transit Improvements, G.O., 4.200%, 7/1/14	993,820

	North Carolina (1.4%)
1,000,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, 3.300%, 4/1/15	1,005,660

	Virginia (1.5%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.000%, 3/1/13	333,166
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.200%, 3/1/14	233,621
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.550%, 3/1/15	475,606

		1,042,393

	Total Municipal Bonds (Cost $3,988,854)	4,146,213

U.S. GOVERNMENT AGENCIES (53.3%)

	Fannie Mae(a) (18.2%)
1,000,000	6.250%, 2/1/11	1,033,818
1,500,000	1.350%, 4/26/12	1,504,608
2,500,000	1.800%, 2/8/13	2,528,970
1,000,000	1.000%, 2/11/13, STEP	1,002,321
1,500,000	1.850%, 2/19/13	1,502,564
2,500,000	4.625%, 5/1/13	2,699,725
2,750,000	3.300%, 7/30/14	2,756,245

		13,028,251

	Federal Farm Credit Bank (11.8%)
1,000,000	1.050%, 12/23/11	1,003,408
2,750,000	4.250%, 7/8/13	2,991,304
1,000,000	2.750%, 5/6/14	1,021,794
3,000,000	4.875%, 1/17/17	3,391,575

		8,408,081

	Federal Home Loan Bank (6.3%)
2,500,000	1.000%, 3/22/12, STEP	2,502,445

Continued

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Federal Home Loan Bank — (continued)
$2,000,000	1.000%, 3/15/13, Series 2, STEP	$2,004,886

		4,507,331

	Freddie Mac(a) (11.3%)
2,000,000	1.200%, 6/15/12	2,009,654
2,000,000	2.250%, 8/24/12	2,005,502
2,000,000	2.000%, 11/5/12, Series 1	2,009,178
2,000,000	3.250%, 3/18/14	2,039,060

		8,063,394

	Private Export Funding Corp. (5.7%)
2,500,000	3.550%, 4/15/13	2,661,603
1,000,000	4.950%, 11/15/15	1,128,893
225,000	5.450%, 9/15/17	261,943

		4,052,439

	Total U.S. Government Agencies
	(Cost $37,460,102)	38,059,496

U.S. TREASURY BILLS* (5.6%)
2,000,000	0.075%, 7/22/10(b)	1,999,912
2,000,000	0.086%, 8/5/10	1,999,834

	Total U.S. Treasury Bills
	(Cost $3,999,746)	3,999,746

U.S. TREASURY NOTES (5.3%)
500,000	4.250%, 10/15/10	505,820
2,000,000	1.375%, 5/15/12	2,029,376
1,150,000	4.125%, 8/31/12	1,236,700

	Total U.S. Treasury Notes
	(Cost $3,661,825)	3,771,896

Shares
INVESTMENT COMPANY (3.6%)
2,583,967	Federated Treasury Obligations Fund,
	Institutional Shares	2,583,967

	Total Investment Company
	(Cost $2,583,967)	2,583,967

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.2%)
$2,997,392	BNY Institutional Cash Reserve, Series A	$2,997,392
102,608	BNY Institutional Cash Reserve, Series B	20,009

	Total Securities Held as Collateral for Securities on Loan (Cost $3,100,000)	3,017,401

Total Investments — 106.7% (Cost $75,136,044)		76,137,305
Net Other Assets (Liabilities) — (6.7)%		(4,800,500)

NET ASSETS — 100.0%		$71,336,805

*	Rate disclosed represents the annualized yield from date of purchase.
(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2010.

FDIC — Federal Deposit Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

$ 424,027	Chase Mortgage Finance Corp., Series 2005-S3, Class A6, 5.500%, 11/25/35(a)	$395,796
310,602	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	311,500

	Total Collateralized Mortgage Obligations (Cost $571,936)	707,296

CORPORATE BONDS (5.9%)
	Financials (5.9%)
3,000,000	General Electric Capital Corp., 2.800%, 1/8/13 .	3,033,312
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	2,100,870
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,011,418
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,143,790
1,780,000	Wachovia Corp., 5.300%, 10/15/11	1,863,016

	Total Corporate Bonds (Cost $11,931,050)	12,152,406

FDIC GUARANTEED SECURITIES (2.5%)
	Financials (2.5%)
5,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11	5,177,805

	Total FDIC Guaranteed Securities (Cost $4,998,057)	5,177,805

MORTGAGE-BACKED SECURITIES (17.8%)
	Fannie Mae(b) (13.1%)
2,888,876	5.000%, 1/1/18, Pool #650205	3,107,121
2,601,833	4.500%, 3/1/18, Pool #555292	2,778,956
1,141,275	5.500%, 1/1/33, Pool #678321	1,231,579
1,816,608	5.000%, 7/1/33, Pool #724965	1,938,044
723,237	5.000%, 8/1/33, Pool #724365	772,276
448,022	5.000%, 8/1/33, Pool #738751	476,836
487,526	5.000%, 10/1/33, Pool #753298	519,717
2,244,337	6.500%, 11/1/34, Pool #783476	2,458,741
6,914,691	5.500%, 9/1/35, Pool #835787	7,440,208
1,640,896	6.000%, 7/1/37, Pool #938378	1,781,756
4,173,257	5.500%, 8/1/37, Pool #946238	4,463,472

		26,968,706

	Freddie Mac(b) (4.7%)
3,283,953	4.500%, 2/1/18, Pool #E94445	3,503,920
4,438,177	5.500%, 2/1/29, Pool #A18613	4,793,211
1,340,235	6.000%, 8/1/37, Pool #P51312	1,444,304

		9,741,435

	Total Mortgage-Backed Securities (Cost $34,244,261)	36,710,141

Principal Amount		Fair Value
MUNICIPAL BONDS (6.0%)

	Illinois (1.9%)
$4,000,000	Illinois State, Build America Bonds, Transit Improvements, G.O., 7.100%, 7/1/35	$4,023,320

	North Carolina (0.9%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	1,879,097

	South Carolina (1.1%)
2,140,000	Anderson County, SC, School District No. 1, Build America Bonds, School Improvements, G.O., Series A, Callable 3/1/20 @ 100 (SCSDE), 6.000%, 3/1/28	2,233,903

	Virginia (2.1%)
4,000,000	Portsmouth, VA, Build America Bonds G.O., Series B, Callable 1/15/20 @ 100, 6.029%, 1/15/30	4,312,360

	Total Municipal Bonds (Cost $12,042,015)	12,448,680

U.S. GOVERNMENT AGENCIES (58.7%)
	Fannie Mae(b) (17.1%)
3,000,000	4.050%, 2/22/13	3,235,962
6,970,000	5.125%, 1/2/14	7,665,188
10,000,000	3.000%, 1/29/20, STEP	10,023,200
5,000,000	2.250%, 2/25/20, STEP	5,061,105
9,000,000	5.800%, 2/9/26	9,248,841

		35,234,296

	Federal Farm Credit Bank (13.4%)
10,000,000	4.670%, 2/27/18	11,074,900
14,800,000	5.050%, 12/21/21	16,590,681

		27,665,581

	Federal Home Loan Bank (8.8%)
12,500,000	0.625%, 5/17/13, STEP	12,498,275
5,000,000	5.000%, 11/17/17(c)	5,705,690

		18,203,965

	Freddie Mac(b) (14.4%)
3,000,000	5.875%, 3/21/11(c)	3,112,350
2,000,000	4.875%, 6/13/18	2,263,708
10,000,000	2.000%, 2/10/20, STEP	10,117,210
5,000,000	3.000%, 2/18/20, STEP	5,084,885
4,000,000	4.250%, 4/29/25, STEP	4,031,936
5,000,000	4.250%, 5/5/25, STEP	5,058,650

		29,668,739

	Private Export Funding Corp. (5.0%)
4,350,000	4.974%, 8/15/13	4,822,101
5,000,000	4.550%, 5/15/15	5,544,710

		10,366,811

	Total U.S. Government Agencies (Cost $117,051,911)	121,139,392

U.S. TREASURY NOTES (7.1%)
5,000,000	3.500%, 1/15/11(d)	6,366,867
5,000,000	6.250%, 8/15/23	6,481,250

Continued

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)
$2,000,000	3.500%, 2/15/39	$1,857,812

	Total U.S. Treasury Notes (Cost $14,231,131)	14,705,929

Shares
INVESTMENT COMPANY (3.8%)
7,816,158	Federated Treasury Obligations Fund, Institutional Shares	7,816,158

	Total Investment Company (Cost $7,816,158)	7,816,158

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.9%)
$5,899,157	BNY Institutional Cash Reserve, Series A	$5,899,157
108,843	BNY Institutional Cash Reserve, Series B	21,224

	Total Securities Held as Collateral for Securities on Loan (Cost $6,008,000)	5,920,381

Total Investments — 105.0% (Cost $208,894,519)		216,778,188
Net Other Assets (Liabilities) — (5.0)%		(10,332,049)

NET ASSETS — 100.0%		$206,446,139

(a)	Illiquid.
(b)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(c)	Represents that all or a portion of the security was on loan as of June 30, 2010.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.

FDIC — Federal Deposit Insurance Corp.

GMTN — Global Medium Term Note

SCSDE — South Carolina School District Enhancement

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (1.9%)
$ 350,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.380%, 11/15/13*(a)	$349,109
1,760,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.800%, 9/17/12*(a)	1,761,168
1,250,000	Chase Issuance Trust, Series 2005-A13, Class A13, 0.390%, 2/15/13*(a)	1,249,306
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.390%, 7/15/14*(a)	2,143,628
2,161,852	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	2,102,905

	Total Asset Backed Securities (Cost $7,555,512)	7,606,116

COLLATERALIZED MORTGAGE OBLIGATIONS (11.1%)
2,426,027	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.293%, 4/25/35*	2,209,014
3,645,905	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.749%, 6/25/45*	3,307,653
3,220,231	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	3,146,790
1,084,595	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	1,103,648
3,128,117	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	3,097,946
1,304,731	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	1,396,786
3,814,102	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	4,038,547
5,611,432	Ginnie Mae, Series 2010-29, Class BA, 4.500%, 4/20/36	5,921,219
4,790,309	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	5,062,488
578,291	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	596,144
402,876	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	402,299
2,905,726	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	2,867,359
2,207,392	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.656%, 1/26/36*(b)	2,134,398
1,089,747	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 5.123%, 12/25/34*	1,072,426
3,069,488	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.857%, 6/25/34*	2,864,554
1,552,800	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,498,637
2,544,104	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.898%, 1/25/35*	2,427,414
2,801,152	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.601%, 10/25/35*	2,499,628

	Total Collateralized Mortgage Obligations (Cost $44,858,022)	45,646,950

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (12.9%)
$ 936,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	$980,273
2,264,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.336%, 11/10/42	2,045,045
2,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	2,570,872
1,514,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49	1,564,536
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	719,274
3,620,980	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	3,698,144
4,000,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	3,931,094
2,400,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(b)	2,469,275
2,282,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,286,167
1,016,940	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	1,027,456
3,073,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	3,294,762
3,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	3,528,042
2,774,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	2,835,026
3,088,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	3,017,796
2,980,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29*	3,026,698
2,751,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,738,811
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,691,380
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	3,843,982
1,790,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.606%, 3/12/44	1,557,373
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,805,966
2,115,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.099%, 2/15/51*	2,244,836

	Total Commercial Mortgage-Backed Securities (Cost $48,790,162)	52,876,808

CORPORATE BONDS (35.9%)
	Consumer Discretionary (4.3%)
3,960,000	CBS Corp., 8.875%, 5/15/19	4,982,147
2,400,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	3,310,702

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Discretionary — (continued)
$4,030,000	DIRECTV Holdings, LLC, 3.550%, 3/15/15	$ 4,056,739
3,990,000	NBC Universal, Inc., 6.400%, 4/30/40(b)	4,262,122
1,079,000	Time Warner Cable, Inc., 6.750%, 6/15/39	1,191,996

		17,803,706

	Consumer Staples (1.8%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	2,791,749
870,000	Kraft Foods, Inc., 5.375%, 2/10/20	932,249
1,890,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	1,932,525
1,820,000	New Albertson’s, Inc., 7.500%, 2/15/11	1,851,850

		7,508,373

	Energy (2.9%)
1,750,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,058,044
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13(a)	2,293,070
1,750,000	Plains All American Pipeline LP, 8.750%, 5/1/19	2,088,889
1,150,000	Shell International Finance BV, 3.100%, 6/28/15	1,167,796
3,094,000	Smith International, Inc., 9.750%, 3/15/19	4,211,275

		11,819,074

	Financials (15.5%)
1,900,000	Aflac, Inc., 8.500%, 5/15/19	2,286,034
3,201,000	American Express Co., 8.125%, 5/20/19	3,974,342
2,042,000	Bank of America Corp., 5.750%, 12/1/17	2,117,720
940,000	Bank of America Corp., 7.625%, 6/1/19	1,076,778
4,090,000	Bank of Nova Scotia, 2.250%, 1/22/13	4,146,998
5,870,000	Bear Stearns Cos., LLC (The), 7.250%, 2/1/18(a)	6,854,399
2,640,000	Citigroup, Inc., 6.000%, 12/13/13	2,769,658
2,975,000	Citigroup, Inc., 8.500%, 5/22/19	3,546,569
1,780,000	Credit Suisse AG, 5.400%, 1/14/20	1,769,790
470,000	Credit Suisse, New York, 5.500%, 5/1/14	513,870
3,470,000	Ford Motor Credit Co., LLC, 9.875%, 8/10/11	3,651,280
1,875,000	Ford Motor Credit Co., LLC, 7.500%, 8/1/12	1,917,326
5,500,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	6,072,726
1,355,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	1,514,591
2,865,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(b)	3,069,406
2,100,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,240,240
1,550,000	MetLife, Inc., 6.750%, 6/1/16	1,753,591
3,888,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(a)	4,075,145
910,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(b)	938,958
2,585,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(a)	2,749,109
3,875,000	Simon Property Group LP REIT, 10.350%, 4/1/19	5,157,838
1,455,000	Wachovia Corp., 5.625%, 10/15/16	1,570,329

		63,766,697

	Health Care (0.3%)
1,030,000	Life Technologies Corp., 6.000%, 3/1/20	1,115,397

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Industrials (4.1%)
$3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17(a)	$3,916,370
3,893,000	Corrections Corp. of America, 6.250%, 3/15/13(a)	3,922,198
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15(a)	2,073,750
2,701,000	L-3 Communications Corp., 4.750%, 7/15/20	2,721,765
1,890,000	Masco Corp., 5.875%, 7/15/12	1,945,205
1,840,000	Roper Industries, Inc., 6.250%, 9/1/19	2,039,923

		16,619,211

	Information Technology (1.0%)
755,000	Agilent Technologies, Inc., 5.500%, 9/14/15(a)	812,656
1,105,000	CA, Inc., 5.375%, 12/1/19	1,171,456
2,017,000	Xerox Corp., 6.350%, 5/15/18	2,249,831

		4,233,943

	Materials (2.7%)
4,130,000	ArcelorMittal, 9.850%, 6/1/19	5,161,017
1,531,000	Dow Chemical Co. (The), 8.550%, 5/15/19	1,874,117
3,520,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 4/1/15(a)	3,819,200

		10,854,334

	Telecommunication Services (3.3%)
4,412,000	America Movil SAB de CV, 6.375%, 3/1/35	4,721,581
1,700,000	Crown Castle International Corp., 9.000%, 1/15/15	1,797,750
2,740,000	Sprint Capital Corp., 8.375%, 3/15/12(a)	2,873,575
3,977,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	3,986,119

		13,379,025

	Total Corporate Bonds (Cost $138,711,559)	147,099,760

MORTGAGE-BACKED SECURITIES (30.8%)

	Fannie Mae(c) (12.7%)
34,963	6.000%, 10/1/13, Pool #252061	37,981
110,564	5.000%, 8/1/20, Pool #832058	118,744
328,500	5.000%, 8/1/20, Pool #838787	352,804
68,784	5.000%, 5/1/22, Pool #256716	73,497
788,393	6.000%, 7/1/22, Pool #944967	858,178
3,430,784	5.000%, 5/1/23, Pool #976197	3,665,310
882,154	5.000%, 9/1/25, Pool #255892	940,086
2,006,161	5.500%, 2/1/27, Pool #256600	2,165,239
352,787	6.500%, 1/1/35, Pool #809198	391,561
2,196,717	5.500%, 3/1/35, Pool #787561	2,363,667
229,833	6.000%, 4/1/35, Pool #735503	253,154
274,505	7.000%, 6/1/35, Pool #255820	305,329
263,093	7.000%, 6/1/35, Pool #830686	292,636
1,548,671	5.500%, 10/1/35, Pool #817568	1,666,370
718,305	6.500%, 3/1/36, Pool #866062	788,945
432,813	6.500%, 7/1/36, Pool #885493	475,377
4,397,562	6.000%, 7/1/37, Pool #940807	4,777,813
719,269	6.000%, 9/1/37, Pool #955005	781,463
3,769,214	4.815%, 7/1/38, Pool #981430*	3,987,096
2,000,000	5.000%, 6/1/40, Pool #AD8718	2,119,146
1,710,000	5.000%, 6/1/40, Pool #AD8842	1,811,870
8,000,000	5.500%, 6/1/40, Pool #AE0119	8,588,125
5,103,000	4.500%, 7/15/40(d)	5,288,780
4,141,000	5.000%, 7/15/40(d)	4,381,050

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae(c) — (continued)
$5,200,000	5.500%, 7/15/40(d)	$5,581,878

		52,066,099

	Freddie Mac(c) (13.1%)
866,925	5.000%, 5/1/20, Pool #B19275	930,252
1,233,802	5.500%, 10/1/21, Pool #G12425	1,335,108
748,018	5.000%, 12/1/21, Pool #J04025	800,789
1,395,770	5.000%, 7/1/25, Pool #C90908	1,481,294
1,900,667	5.500%, 7/1/35, Pool #A36540	2,046,603
604,554	6.000%, 7/1/35, Pool #A36304	659,569
2,434,480	5.003%, 12/1/35, Pool #847603*	2,571,703
1,164,491	5.000%, 3/1/36, Pool #G08115	1,234,955
658,246	6.500%, 5/1/36, Pool #A48509	723,597
371,512	5.000%, 7/1/36, Pool #G02291	393,644
2,542,252	5.826%, 12/1/36, Pool #1J1390*	2,731,896
671,557	6.000%, 8/1/37, Pool #A64067	730,151
5,716,776	6.000%, 8/1/37, Pool #A64401	6,215,565
1,456,710	5.500%, 1/1/38, Pool #A71523	1,565,062
1,649,073	5.228%, 4/1/38, Pool #783255*	1,755,634
4,979,432	5.500%, 2/1/39, Pool #G05163	5,349,808
7,000,000	5.500%, 6/1/39, Pool #G05891	7,520,669
8,000,000	5.000%, 6/1/40, Pool #C03479	8,474,083
1,956,000	4.500%, 7/15/40(d)	2,025,682
5,103,000	5.000%, 7/15/40(d)	5,397,219

		53,943,283

	Ginnie Mae (5.0%)
7,754,763	5.500%, 9/15/38, Pool #782405	8,396,873
2,561,424	5.500%, 1/15/39, Pool #646685	2,772,181
6,796,744	5.000%, 7/15/40(d)	7,239,593
1,762,000	5.500%, 7/15/40(d)	1,903,510

		20,312,157

	Total Mortgage-Backed Securities (Cost $123,177,447)	126,321,539

MUNICIPAL BONDS (3.4%)

	California (1.5%)
1,285,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,391,372
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	836,605
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,961,701

		6,189,678

	District of Columbia (0.3%)
1,310,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	1,371,334

	New York (1.6%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/2/10 @ 100 (G.O. of Authority), 5.500%, 7/15/15	1,789,052

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$1,735,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	$1,830,720
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	2,929,812

		6,549,584

	Total Municipal Bonds (Cost $13,636,443)	14,110,596

U.S. TREASURY NOTES (3.3%)
1,465,000	4.250%, 11/15/17	1,645,721
1,205,000	4.500%, 5/15/38	1,329,078
9,466,000	4.500%, 8/15/39	10,425,909

	Total U.S. Treasury Notes (Cost $12,628,118)	13,400,708

FOREIGN GOVERNMENT BONDS (1.4%)

	Bahrain (0.5%)
1,970,000	Bahrain Government International Bond, 5.500%, 3/31/20(b)	1,981,176

	Qatar (0.5%)
1,890,000	Qatar Government International Bond, 4.000%, 1/20/15(b)	1,941,975

	South Africa (0.4%)
1,750,000	South Africa Government International Bond, 5.500%, 3/9/20	1,809,062

	Total Foreign Government Bonds (Cost $5,589,959)	5,732,213

Shares
INVESTMENT COMPANY (3.0%)
12,283,811	Federated Treasury Obligations Fund, Institutional Shares	12,283,811

	Total Investment Company (Cost $12,283,811)	12,283,811

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$596,576	BNY Institutional Cash Reserve, Series B	116,332

	Total Short Term Investments (Cost $596,576)	116,332

Total Investments — 103.7% (Cost $407,827,609)		425,194,833
Net Other Assets (Liabilities) — (3.7)%		(14,978,045)

NET ASSETS — 100.0%		$410,216,788

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010.The maturity date reflected is the final maturity date.

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents a security purchased on a when-issued basis. At June 30, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $31,782,938.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

MTN — Medium Term Note

NATL — National RE — Reinsurance

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.2%)
	Kentucky (96.2%)
$20,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$21,320
100,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	107,970
185,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	199,029
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	392,509
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	541,590
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	330,525
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	358,858
325,000	Cumberland County, KY, School District Finance Corp., Cumberland County School Building Revenue, Callable 6/1/18 @ 100, OID, 4.000%, 6/1/25	332,891
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	91,519
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	581,840
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	109,724
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	561,655
525,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	578,503
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	340,257
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	544,958
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	553,432
575,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	615,348

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39*	$551,730
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Refunding Revenue, Series A, 5.000%, 6/1/16	515,390
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	563,281
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	254,797
75,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	76,234
450,000	Kentucky Housing Corp. Revenue, Series A, Callable 7/1/19 @ 100, 3.650%, 7/1/20	451,030
500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (Assured Guaranty), 5.000%, 9/1/20	556,890
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	187,527
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	279,511
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	211,982
395,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	461,633
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	582,242
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	540,331
105,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	120,248
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	274,088
45,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	52,767
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	274,175
65,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	72,224
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	432,662
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 8/2/10 @ 100, OID, 6.125%, 11/15/18	400,320

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	$673,111
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	818,688
590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	621,441
275,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 6/1/11 @ 101, OID, 4.600%, 6/1/15	284,652
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 8/2/10 @ 101, OID, 4.300%, 10/1/18	240,653
765,000	Muhlenberg County, KY, Public Improvements G.O., Callable 2/1/11 @ 100, 4.000%, 8/1/14	769,001
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	604,892
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	627,360
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	735,172
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	281,070
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	329,265
225,000	Somerset, KY, Water System Revenue, Series B, Callable 8/2/10 @ 101 (AGM), OID, 4.375%, 12/1/18	226,226
395,000	Trimble County, KY, School District Finance Corp., Trimble County School Building Revenue, Callable 4/1/12 @ 100, OID, 4.600%, 4/1/16	411,685
500,000	Versailles, KY, Water Utility Improvements Revenue, Callable 12/1/11 @ 101 (NATL-RE), 4.250%, 12/1/13	521,845

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Kentucky — (continued)
$375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	$400,178
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	396,557
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	527,360

	Total Municipal Bonds (Cost $20,655,184)	21,590,146

Shares
INVESTMENT COMPANY (3.0%)

673,392	Federated Tax-Free Obligations Fund, Institutional Class	673,392

	Total Investment Company (Cost $673,392)	673,392

Total Investments — 99.2% (Cost $21,328,576)		22,263,538
Net Other Assets (Liabilities) — 0.8%		170,812

NET ASSETS — 100.0%		$22,434,350

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.3%)

	District of Columbia (3.5%)
$100,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE FGIC), 6.000%, 7/1/10	$100,015
755,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	815,830
295,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	322,939
20,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/14	22,315

		1,261,099

	Maryland (92.8%)
375,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	405,832
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	682,126
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	85,095
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	552,140
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	116,405
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	139,926
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	554,770
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	584,950
525,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	580,587
55,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	58,812
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	540,355
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	496,842
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	106,022
375,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.300%, 9/1/17	383,902
290,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.550%, 9/1/18	299,283
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	823,829

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$600,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	$609,306
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	329,814
185,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	194,787
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	285,610
230,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	238,036
540,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	571,979
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	772,191
235,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.000%, 7/1/18	235,959
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.250%, 7/1/19	252,705
320,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	340,125
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	258,218
200,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	218,578
895,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,033,886
60,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 8/2/10 @ 100, OID, 5.500%, 7/1/13	63,623
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	761,880
720,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	796,298
195,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 8/2/10 @ 100 (AMBAC), 5.250%, 8/15/13	195,499

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$550,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	$ 563,123
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 8/2/10 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,274
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	344,520
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	101,017
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	352,653
430,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	452,979
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	653,218
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	441,836
60,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, 4.700%, 7/1/10	60,006
330,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 8/2/10 @ 100, 4.800%, 7/1/11	330,921
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Revenue, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	157,430
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	432,980
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	275,700
285,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	315,201
470,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	501,274
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	335,549

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$290,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	$ 301,307
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	312,244
300,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	359,106
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	561,440
955,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,110,818
1,000,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,100,940
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	415,054
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	542,355
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	584,800
330,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	386,196
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Prerefunded 3/15/17 @ 100, 5.000%, 3/15/22	323,898
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	667,402
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	289,695
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	260,140
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	264,048
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	539,520
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	517,838
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	817,292
470,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	555,813

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$ 270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	$302,975
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,096,590
320,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Prerefunded 3/1/11 @ 101, OID, 4.750%, 3/1/17	332,797
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	288,312
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	587,440
50,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	57,798
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	535,035
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	298,953
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	104,115
425,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	437,283

		33,199,255

	Total Municipal Bonds (Cost $32,828,520)	34,460,354

Shares		Fair Value
INVESTMENT COMPANY (2.2%)

777,499	Federated Maryland Municipal Cash Trust	$777,499

	Total Investment Company (Cost $777,499)	777,499

Total Investments — 98.5%
(Cost $33,606,019)		35,237,853
Net Other Assets (Liabilities) — 1.5%		524,884

NET ASSETS — 100.0%		$35,762,737

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.5%)

	North Carolina (96.5%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,125,730
125,000	Albemarle, NC, Hospital Authority Refunding Revenue, 5.000%, 10/1/10	125,392
1,760,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,757,342
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,042,283
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,106,407
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	799,560
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,258,220
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,217,211
1,700,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,866,464
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,091,520
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,233,132
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,060,269
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,035,840
905,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/11 @ 101, 5.500%, 6/1/14	955,155
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,430,003
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,095,320
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,556,344
3,145,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,632,192
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,217,220
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,262,246
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	3,019,103

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	$2,511,958
610,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	653,121
1,270,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	1,386,129
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,188,300
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,050,730
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,299,660
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (AGM), 5.500%, 9/1/10	1,467,513
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,142,770
405,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	457,634
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,095,950
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,106,910
370,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (AGM), 5.000%, 11/1/26	398,708
700,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	814,450
850,000	Johnston County, NC, Public Improvements G.O., Prerefunded 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	992,188
1,035,000	Johnston Memorial Hospital Authority Revenue (AGM FHA), 5.000%, 10/1/16	1,141,615
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	837,720
250,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	240,678
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	654,369
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,127,010
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,615,279
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,121,081
585,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	666,806

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 8/2/10 @ 101 (NATL-RE), 5.250%, 10/1/12	$1,012,530
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,081,220
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,071,450
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,105,577
2,955,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	3,152,364
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,064,140
2,360,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,890,457
2,115,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,308,903
5,000,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/20	5,445,400
950,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	935,845
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,342,700
1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,298,067
1,680,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,715,633
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,429,260
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,041,260
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,282,150
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,743,656
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,079,780

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	$1,067,690
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 8/2/10 @ 101, OID, 6.250%, 10/1/19	1,002,570
3,495,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,890,040
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,079,506
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,087,620
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,174,351
1,540,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,689,318
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,137,730
925,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,030,358
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,598,096
1,955,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,101,899
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,075,020
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,495,881
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	556,610
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,151,270
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,271,120
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,440,385
2,350,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,766,866
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,060,410
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,183,728
1,585,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,828,773

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,065,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	$1,211,874
1,025,000	Onslow County, NC, G.O., Callable 4/1/18 @ 100, 5.000%, 4/1/26	1,102,593
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	179,616
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	129,910
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,606,458
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,214,483
930,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,038,289
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,115,120
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 8/2/10 @ 100, OID, 5.500%, 12/1/15	2,601,113
70,000	Pitt County, NC, School Improvements Revenue (Assured Guaranty), 4.000%, 4/1/18	73,781
3,195,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	3,377,275
500,000	Randolph County, NC, Certificates of Participation (AMBAC), 4.250%, 2/1/15	543,560
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	473,299
1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,597,652
1,465,000	Stanly County, NC, Refunding G.O., 5.000%, 2/1/21	1,677,366
110,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	110,430
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,102,002
160,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	162,798

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$ 455,000	Union County, NC, School Improvements G.O., Series A, Callable 3/1/19 @ 100, 4.000%, 3/1/22	$476,972
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,260,287
1,355,000	University of North Carolina at Wilmington Revenue, Prerefunded 1/1/13 @ 100 (AMBAC), 5.250%, 1/1/21	1,502,329
1,565,000	University of North Carolina System College Improvements Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,695,991
375,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	417,739
1,020,000	University of North Carolina System College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,135,291
500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	535,555
1,160,000	University of North Carolina System College Improvements Revenue, Series B1, 4.000%, 10/1/15	1,264,818
3,260,000	University of North Carolina System College Improvements Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,668,934
1,975,000	University of North Carolina System College Improvements Revenue, Series B2, 5.000%, 4/1/17	2,244,864
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,227,640
1,145,000	Wake County, NC, Wake County Hospital Revenue (NATL-RE), OID, 5.125%, 10/1/13	1,246,894
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,125,510
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,145,550
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,114,120

	Total Municipal Bonds (Cost $168,740,468)	176,927,278

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.0%)
5,376,723	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	$5,376,723

	Total Investment Company (Cost $5,376,723)	5,376,723

Total Investments — 99.5% (Cost $174,117,191)		182,304,001
Net Other Assets (Liabilities) — 0.5%		994,967

NET ASSETS — 100.0%		$183,298,968

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.6%)

	South Carolina (96.6%)
$615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	$673,185
785,000	Beaufort-Jasper Water & Sewer Authority, SC, Refunding & Improvements Revenue, Callable 3/1/17 @ 101 (AGM), 4.750%, 3/1/25	828,293
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	524,417
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	260,320
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), OID, 5.000%, 3/1/15	318,284
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	195,149
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	137,962
735,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	838,444
235,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	268,732
465,000	Charleston County, SC, Charleston Public Facilities Corp., Refunding Certificate Participation, Callable 6/1/15 @ 100 (NATL-RE), 5.125%, 6/1/18	514,532
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	341,437
880,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/16	967,771
500,000	Chesterfield County School District, SC, Refunding G.O. (SCSDE), 4.000%, 3/1/19	542,435
160,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	168,475
165,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	173,567
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	525,541
120,000	Colleton County, SC, School Improvements G.O., Callable 8/2/10 @ 100.5 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	120,911
155,000	Darlington County, SC, Correctional Facilities Improvements G.O., Callable 8/2/10 @ 100 (AMBAC), 4.000%, 3/1/11	155,418
635,000	Dorchester County, SC, Refunding G.O., Callable 4/1/19 @ 100, 3.500%, 4/1/20	662,496
350,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	392,486
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	389,822

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$275,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	$308,160
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	743,445
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	212,758
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	132,854
630,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Series A, Callable 8/2/10 @ 101 (NATL-RE), 5.250%, 11/1/11	637,592
100,000	Florence, SC, New Public Housing Authority Revenue (U.S. Government Guaranteed), 5.750%, 8/1/10	100,472
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	473,845
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	362,212
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	280,987
250,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 5/1/11 @ 101 (AMBAC), 5.500%, 5/1/26	253,990
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	104,710
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	415,614
445,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	448,431
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	535,750
250,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	270,422
450,000	Horry County School District, SC, School Improvements G.O., Series B, Callable 3/1/17 @ 100 (NATL-RE SCSDE), 5.000%, 3/1/21	502,434
625,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	656,075
215,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 8/2/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/12	215,520
305,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 8/2/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/13	305,674
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	541,785

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	$691,924
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	414,979
825,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	910,610
450,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/16	495,018
800,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	899,256
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	539,925
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	556,540
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	135,465
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	383,662
100,000	Newberry County, SC, Newberry County Memorial Hospital Refunding Revenue (Radian), OID, 3.500%, 12/1/10	100,333
310,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.000%, 12/1/12	329,282
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	855,554
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	768,885
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	478,829
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	914,511
385,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	431,173
275,000	Richland County School District No. 1, SC, G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	284,358
500,000	Richland County School District No. 2, SC, School Improvements G.O., Series B, Callable 2/1/12 @ 100 (NATL-RE FGIC, SCSDE), 5.000%, 2/1/21	526,125
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	226,593
435,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	489,027

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	$812,453
470,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 4.000%, 12/1/17	482,845
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	544,970
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	283,272
180,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	192,566
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	201,926
350,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	363,062
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	785,362
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, 5.000%, 2/1/16	269,792
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	603,570
135,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	144,523
535,000	South Carolina Jobs-Economic Development Authority, Tuomey Medical Center Refunding Revenue (CIFG), 5.000%, 11/1/12	557,251
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	160,121
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	589,696
90,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	96,654
525,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	566,055
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	749,312
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	481,977

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	$127,080
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	321,467
490,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	557,400
450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	506,385
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	472,023
350,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	364,570
500,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	539,405
220,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue, Callable 8/2/10 @ 100.5 (AGM), OID, 5.200%, 6/1/18	221,426
250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	253,493
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	310,534
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	428,249
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	562,046

	Total Municipal Bonds (Cost $38,054,111)	39,483,941

Shares		Fair Value
INVESTMENT COMPANY (2.6%)
1,053,486	Federated Tax-Free Obligations Fund, Institutional Class	$1,053,486

	Total Investment Company (Cost $1,053,486)	1,053,486

Total Investments — 99.2% (Cost $39,107,597)		40,537,427
Net Other Assets (Liabilities) — 0.8%		346,271

NET ASSETS — 100.0%		$40,883,698

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.1%)

	Virginia (98.1%)
$1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	$1,173,660
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,194,470
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,095,870
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,000,120
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Prerefunded 5/15/14 @ 100, 5.000%, 5/15/15	1,256,556
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,265,671
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32*	2,174,340
1,855,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,993,569
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,178,606
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,635,736
725,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/21	815,197
650,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/22	724,237
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,785,910
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,113,820
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	871,845
1,120,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,190,291
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,634,685
1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,242,426

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	$1,546,653
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,158,450
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,173,030
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,203,875
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (AGM), 5.750%, 1/1/11	1,027,720
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	574,003
1,285,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,455,481
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,074,320
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 8/2/10 @ 100, 4.000%, 4/1/11	2,514,375
1,155,000	Newport News Industrial Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,252,967
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,273,280
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,199,660
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,058,600
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 8/2/10 @ 100.5 (AGM), 5.125%, 11/1/11	1,039,208
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,122,430
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 8/2/10 @ 100 (AGM), 5.375%, 7/1/14	401,392
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,027,590
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,136,430
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,495,072

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	$2,014,572
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,624,219
950,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	993,482
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	932,052
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,072,264
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,674,581
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	939,145
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,064,510
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	903,868
1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	1,118,691
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,145,600
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,221,127
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	391,511
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	183,083
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	349,902
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	632,112
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	859,332

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	$1,133,490
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,505,582
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,825,877
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/12 @ 100, OID, 5.500%, 6/1/26	2,430,454
405,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	478,200
1,650,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/20	1,969,341
2,000,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/22	2,387,080
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,225,860
750,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	846,030
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,138,322
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,800,446
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,570,143
1,525,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,569,179
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,533,420
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,352,717
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,158,170
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,084,240
1,360,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,482,998
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,212,830
355,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	420,316

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	$1,929,282
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	529,662
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33*	2,106,220

	Total Municipal Bonds (Cost $95,991,422)	101,891,455

Shares
INVESTMENT COMPANY (1.4%)

1,441,838	Federated Virginia Municipal Money Market Portfolio, Institutional Class	1,441,838

	Total Investment Company (Cost $1,441,838)	1,441,838

Total Investments — 99.5% (Cost $97,433,260)		103,333,293
Net Other Assets (Liabilities) — 0.5%		558,799

NET ASSETS — 100.0%		$103,892,092

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (99.0%)

	West Virginia (99.0%)
$1,000,000	Beckley, WV, University Facilities Revenue, Bond Anticipation Notes, Mountain State University, Callable 8/2/10 @ 100, 3.500%, 12/17/10	$1,000,160
1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	1,345,350
275,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.250%, 12/1/25	275,514
425,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.500%, 12/1/29	425,965
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,000,633
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	734,139
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,146,674
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	504,275
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,666,644
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	515,505
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 7/26/10 @ 103 (AGM), 5.250%, 12/15/18	1,064,330
2,280,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	2,455,948
900,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	930,123
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 8/2/10 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,115
2,000,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,310,780
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,045,677
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,204,764
445,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	431,365
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	839,861

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 8/2/10 @ 101 (AMBAC), 6.050%, 12/1/24	$1,012,120
1,000,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	1,012,780
1,760,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,803,490
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	600,060
1,205,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,175,056
420,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/10 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	421,411
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/10 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	250,715
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	983,053
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,291,816
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,442,704
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 8/2/10 @ 100 (AMBAC), 6.150%, 5/1/15	2,103,024
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,297,502
1,500,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,562,280
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,451,786
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,074,780
1,195,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,361,643
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,169,260
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	1,079,030

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	$1,079,010
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	1,076,630
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,117,241
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,562,986
1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43*	994,070
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	252,946
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	161,815
2,300,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,356,212
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,310,675
695,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, 4.000%, 7/1/19	722,724
385,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	423,954
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	902,804
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,084,800
1,810,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,900,554
2,490,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	2,510,144
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	624,723

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$1,705,000	West Virginia School Building Authority Excess, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	$1,804,026
1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,713,627
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,357,964
1,935,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,148,121
1,485,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,630,010
100,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	112,022
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,304,227
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,481,779
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,295,142
1,535,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	1,676,343
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	773,158
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	459,378
2,000,000	West Virginia State Hospital Finance Authority, Charleston Refunding & Improvements Revenue, Series A, 5.000%, 9/1/19	2,109,700
1,250,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 8/2/10 @ 100 (NATL-RE), 6.100%, 1/1/18	1,253,625
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	529,110
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	845,676
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	797,442
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/12	1,078,800

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	West Virginia — (continued)
$ 825,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	$947,521
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	304,733
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,041,857
565,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	594,035
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	567,513
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,163,413
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	931,225
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,413,825

	Total Municipal Bonds (Cost $88,624,036)	92,087,892

Shares		Fair Value
INVESTMENT COMPANY (1.8%)

1,627,076	Federated Tax-Free Obligations Fund, Institutional Class	$1,627,076

	Total Investment Company (Cost $1,627,076)	1,627,076

Total Investments — 100.8% (Cost $90,251,112)		93,714,968
Net Other Assets (Liabilities) — (0.8)%		(713,682)

NET ASSETS — 100.0%		$93,001,286

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.8%)

	Arizona (10.1%)
$1,000,000	Clipper Tax-Exempt Certificate Trust Revenue, Series 2009-33, 0.310%, 7/1/10*(a)	$1,000,000
1,650,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.380%, 7/1/10*	1,650,000
1,000,000	Pinal County, AZ, Maricopa Unified School District No. 20, School Improvements G.O. Project of 2006, Series D, 5.250%, 7/1/10	1,000,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.320%, 7/1/10*(a)	5,000,000
550,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series C (AGM), 0.250%, 7/7/10*	550,000
3,000,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series D (AGM), 0.250%, 7/7/10*	3,000,000
700,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series E (AGM), 0.250%, 7/7/10*	700,000
5,200,000	Tempe Union High School District No. 213, AZ, Refunding G.O., 3.250%, 7/1/10	5,200,000

		18,100,000

	California (4.0%)
2,100,000	California Statewide Communities Development Authority, Kaiser Permanente Revenue, Series B, 0.210%, 7/7/10*	2,100,000
5,000,000	California, SubSeries B1, Refunding G.O. (Bank of America N.A.), 0.210%, 7/7/10*	5,000,000

		7,100,000

	Colorado (3.6%)
4,900,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 0.490%, 7/1/10*	4,900,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.410%, 7/1/10*	1,600,000

		6,500,000

	Connecticut (2.6%)
4,580,000	Plymouth, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.750%, 8/26/10	4,586,968

	District of Columbia (0.7%)
1,250,000	District of Columbia, Public Welfare Foundation Project Revenue (Suntrust Bank), 0.490%, 7/7/10*	1,250,000

	Florida (5.8%)
1,150,000	Florida Municipal Power Agency, All Requirements Power Refunding Revenue, Series E (Suntrust Bank), 0.250%, 7/1/10*	1,150,000
4,000,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 0.490%, 7/7/10*	4,000,000
2,050,000	St. Lucie County, FL, Pollution Control Refunding Revenue, Florida Power & Light Co. Project, 0.210%, 7/1/10*	2,050,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)

	Florida — (continued)
$3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 0.430%, 7/7/10*	$3,070,000

		10,270,000

	Georgia (11.9%)
2,725,000	Atlanta, GA, Water & Waste Water Revenue, Floating Rate Trust Receipts, Series K2 (AGM), 0.330%, 7/1/10*(a)	2,725,000
2,120,000	Columbus Downtown Development Authority, GA, Foundation Properties, Inc. Refunding Revenue (Columbus Bank & Trust), 0.310%, 7/1/10*	2,120,000
3,000,000	De Kalb County, GA, Housing Authority Refunding Revenue, Timber Trace Apartments Project (Freddie Mac), 0.300%, 7/1/10*	3,000,000
195,000	Fayette County, GA, Hospital Authority, Fayette Community Hospital Refunding Revenue (FHLB), 0.200%, 7/7/10*	195,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.400%, 7/15/10*	1,700,000
4,700,000	Fulton County, GA, Development Authority, Educational Facilities Refunding Revenue, The Donnellan School, Inc. Project (Bank of New York), 0.400%, 7/1/10*	4,700,000
2,250,000	Fulton County, GA, Development Authority, Woodward Academy Revenue (FHLB), 0.200%, 7/7/10*	2,250,000
1,475,000	Gwinnett County, GA, Hospital Authority Refunding Revenue Anticipation Certificates, Gwinnett Hospital System, Series A (FHLB), 0.200%, 7/7/10*	1,475,000
3,100,000	Roswell Housing Authority, Multifamily Housing Refunding Revenue, Belcourt Ltd. Project, Series A (Northern Trust Company), 0.240%, 7/7/10*	3,100,000

		21,265,000

	Illinois (3.7%)
2,525,000	Illinois Finance Authority, IL, National Louis University Refunding Revenue, Series A (JP Morgan Chase Bank), 0.300%, 7/1/10*	2,525,000
4,000,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.260%, 7/7/10*	4,000,000

		6,525,000

	Maryland (4.4%)
7,900,000	Maryland Health & Higher Educational Facilities Authority, Adjustable Rate Pooled Loan Program Refunding Revenue, Series A (JP Morgan Chase Bank), 0.220%, 7/7/10*	7,900,000

	Missouri (4.8%)
5,800,000	Kansas City Industrial Development Authority, MO, Bethesda Living Center Nursing Homes Revenue, Series A (LaSalle National Bank), 0.280%, 7/1/10*	5,800,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Principal Amount		Amortized Cost

MUNICIPAL BONDS — (continued)

	Missouri — (continued)
$2,700,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 0.480%, 7/7/10*	$2,700,000

		8,500,000

	New Jersey (1.7%)
3,000,000	Madison Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 1/21/11	3,008,352

	New York (0.7%)
1,305,000	Rochester, NY, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/23/10	1,307,065

	Ohio (17.8%)
2,000,000	Brecksville, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.500%, 6/15/11	2,014,228
1,500,000	Butler County, OH, G.O. Bond Anticipation Notes, 1.250%, 8/5/10	1,500,784
5,000,000	Cleveland, OH, Waterworks Refunding Revenue, Series Q (Bank of America N.A.), 0.260%, 7/1/10*	5,000,000
2,410,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.480%, 7/1/10*	2,410,000
3,250,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JP Morgan Chase Bank), 0.390%, 7/1/10*	3,250,000
3,000,000	Lakewood City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 4/13/11	3,008,156
2,000,000	Oregon City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.050%, 9/8/10	2,001,539
1,000,000	Ottawa & Glandorf, OH, Local School District School Facilities Construction, G.O. Bond Anticipation Notes Cash Flow Management, 1.850%, 8/17/10	1,001,401
1,220,000	Rossford City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.150%, 4/15/11	1,224,305
5,250,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.380%, 7/1/10*	5,250,000
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.550%, 7/2/10*	5,000,000

		31,660,413

	South Carolina (3.4%)
2,000,000	Greenville Hospital System Board, SC, Hospital Facilities Refunding Revenue, Series C (Bank of America N.A.), 0.300%, 7/1/10*	2,000,000
4,125,000	South Carolina Jobs Economic Development Authority, SC, Woodhead LLC Project Revenue, Series A (FHLB), 0.410%, 7/1/10*	4,125,000

		6,125,000

	Tennessee (2.3%)
4,100,000	Hendersonville, TN, Industrial Development Board, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 0.490%, 7/7/10*	4,100,000

Principal Amount		Amortized Cost

MUNICIPAL BONDS — (continued)

	Texas (3.4%)
$3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.230%, 7/1/10*	$3,445,000
2,600,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 2.500%, 8/31/10	2,608,732

		6,053,732

	Utah (3.2%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 0.310%, 7/1/10*(a)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.320%, 7/1/10*	3,125,000

		5,625,000

	Vermont (0.8%)
1,500,000	Vermont Economic Development Authority, VT, Green Mountain College Revenue, Series A (Keybank N.A.), 0.380%, 7/1/10*	1,500,000

	Virginia (4.7%)
2,950,000	Hampton, VA, Redevelopment & Housing Authority, Multifamily Housing Refunding Revenue, Township Apartments Project (Fannie Mae), 0.250%, 7/7/10*	2,950,000
5,500,000	James City County, VA, Industrial Development Authority, Riverside Health Systems Revenue, 0.390%, 7/7/10*	5,500,000

		8,450,000

	Washington (6.5%)
5,585,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.380%, 7/1/10*	5,585,000
6,070,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.380%, 7/1/10*	6,070,000

		11,655,000

	Wisconsin (3.7%)
2,500,000	Chippewa Falls Area Unified School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.500%, 9/30/10	2,503,826
2,000,000	Menomonee Falls School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.400%, 8/23/10	2,001,446
2,000,000	New Richmond School District, WI, Bond Anticipation Notes, Series B, Callable 11/10/10 @ 100, 1.750%, 5/10/11	2,007,778

		6,513,050

	Total Municipal Bonds (Cost $177,994,580)	177,994,580

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
20,466	SEI Institutional Tax Free Fund	$20,466

	Total Investment Company (Cost $20,466)	20,466

Total Investments — 99.8% (Cost $178,015,046)		178,015,046
Net Other Assets (Liabilities) — 0.2%		354,435

NET ASSETS — 100.0%		$178,369,481

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the next reset date.

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (2.9%)
$14,000,000	Arkle Master Issuer PLC, Series 2010-1A, Class 1A, 0.479%, 5/17/11*(a)	$14,000,000
2,012,065	Ford Credit Auto Lease Trust, Series 2010-A, Class A1, 0.283%, 2/15/11(a)	2,012,065
2,377,087	Hyundai Auto Receivables Trust, Series 2010-A, Class A1, 0.398%, 5/16/11	2,377,087

	Total Asset Backed Securities (Cost $18,389,152)	18,389,152

CERTIFICATES OF DEPOSIT (16.7%)
	Banks (16.7%)
24,000,000	Bank of Montreal, 0.497%, 7/27/10	24,000,000
20,000,000	Bank of Nova Scotia, 0.450%, 8/6/10	20,000,000
10,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.600%, 9/7/10	10,000,000
22,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.550%, 9/10/10	22,000,000
20,000,000	Mizuho Corp. Bank, Ltd., 0.400%, 7/19/10	20,000,000
10,000,000	Mizuho Corp. Bank, Ltd., 0.500%, 9/22/10	10,000,000

	Total Certificates of Deposit (Cost $106,000,000)	106,000,000

COMMERCIAL PAPER** (40.5%)
	Asset Backed Securities (29.2%)
7,000,000	Clipper Receivables Co., LLC, 0.280%, 7/6/10(a)	6,999,728
20,000,000	Clipper Receivables Co., LLC, 0.450%, 8/23/10(a)	19,986,750
25,000,000	Edison Asset Securitization LLC, 0.280%, 7/19/10(a)	24,996,500
10,094,000	Fairway Finance Co. LLC, 0.470%, 9/8/10(a)	10,084,907
25,000,000	Falcon Asset Securitization Co., LLC, 0.320%, 7/9/10(a)	24,998,222
15,000,000	Fcar Auto Loan Trust, 0.500%, 8/6/10	14,992,500
6,000,000	Fcar Auto Loan Trust, 0.730%, 12/22/10	5,978,830
32,000,000	Jupiter Securitization Co., LLC, 0.450%, 9/8/10(a)	31,972,400
6,674,000	Ticonderoga Funding LLC, 0100%, 7/1/10(a)	6,674,000
8,000,000	Ticonderoga Funding LLC, 0.480%, 9/27/10(a)	7,990,613
31,000,000	Yorktown Capital LLC, 0.330%, 7/26/10(a)	30,992,896

		185,667,346

	Financial Services (8.2%)
20,000,000	Citigroup Funding, Inc., 0.400%, 7/8/10	19,998,445
2,000,000	Toyota Motor Credit Corp., 0.340%, 7/13/10	2,000,000
30,000,000	Toyota Motor Credit Corp., 0.750%, 12/1/10	29,904,375

		51,902,820

	Retail (3.1%)
20,000,000	Wal-Mart Stores, Inc., 0.100%, 7/19/10(a)	19,999,000

	Total Commercial Paper (Cost $257,569,166)	257,569,166

CORPORATE BONDS (3.4%)
	Financial Services (2.8%)
3,750,000	General Electric Capital Corp., MTN, Series A, 4.250%, 9/13/10	3,778,939
4,000,000	General Electric Capital Corp., MTN, Series A, 6.875%, 11/15/10	4,094,253
2,620,000	General Electric Capital Corp., MTN, Series A, 6.125%, 2/22/11	2,710,931

Principal Amount		Amortized Cost
CORPORATE BONDS — (continued)

	Financial Services — (continued)
$ 2,000,000	General Electric Capital Corp., MTN, Series A, 5.500%, 4/28/11	$2,074,972
5,000,000	Wells Fargo & Co., MTN, Series E, 3.980%, 10/29/10	5,055,420

		17,714,515

	Retail (0.6%)
3,676,000	Wal-Mart Stores, Inc., 4.125%, 2/15/11	3,760,798

	Total Corporate Bonds (Cost $21,475,313)	21,475,313

VARIABLE RATE NOTES* (6.3%)
	Banking (5.8%)
1,570,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.650%, 7/1/10	1,570,000
3,175,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.350%, 7/1/10	3,175,000
32,000,000	Westpac Banking Corp., 0.400%, 7/14/10(a)	32,000,000

		36,745,000

	Financial Services (0.1%)
746,000	General Electric Capital Corp., MTN, Series A, 0.405%, 7/21/10	746,047

	Municipal Bonds (0.4%)
2,400,000	New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Law School Project, Series A (JP Morgan Chase Bank), 0.260%, 7/1/10	2,400,000

	Total Variable Rate Notes (Cost $39,891,047)	39,891,047

U.S. GOVERNMENT AGENCIES (8.9%)
	Federal Home Loan Bank (8.9%)
25,000,000	0.001%, 7/1/10	25,000,000
5,000,000	0.400%, 12/27/10	5,000,000
12,005,000	0.500%, 1/5/11	12,005,000
15,000,000	0.550%, 3/23/11, Series 2	15,000,000

	Total U.S. Government Agencies (Cost $57,005,000)	57,005,000

REPURCHASE AGREEMENT (22.1%)
140,414,000	Bank of America Corp., 0.040%, dated 6/30/10, due 7/1/10, proceeds at maturity, $140,414,156 (Collateralized fully by U.S. Government Mortgage-Backed Securities)	140,414,000

	Total Repurchase Agreement (Cost $140,414,000)	140,414,000

Total Investments — 100.8% (Cost $640,743,678)		640,743,678
Net Other Assets (Liabilities) — (0.8)%		(5,084,886)

NET ASSETS — 100.0%		$635,658,792

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2010. The maturity date reflected is the next reset date.

**	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2010 (Unaudited)

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

MTN — Medium Term Note

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (7.6%)
$30,000,000	1.500%, 10/31/10	$30,121,837

	Total U.S. Treasury Notes (Cost $30,121,837)	30,121,837

U.S. TREASURY BILLS* (32.8%)
20,000,000	0.050%, 7/15/10	19,999,611
20,000,000	0.155%, 7/29/10	19,997,588
20,000,000	0.160%, 8/26/10	19,995,024
20,000,000	0.248%, 8/26/10	19,992,300
20,000,000	0.261%, 9/23/10	19,987,867
30,000,000	0.221%, 11/18/10	29,974,222

	Total U.S. Treasury Bills (Cost $129,946,612)	129,946,612

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (59.6%)
$60,000,000	Bank of America Corp., 0.000%, dated 6/30/10, due 7/1/10, proceeds at maturity, $60,000,017 (Collateralized fully by U.S. Treasury Securities)	$60,000,000
66,627,542	Credit Suisse First Boston, 0.000%, dated 6/30/10, due 7/1/10, proceeds at maturity, $66,627,560 (Collateralized fully by U.S. Treasury Securities)	66,627,542
55,000,000	Goldman Sachs Group, Inc., 0.000%, dated 6/30/10, due 7/1/10, proceeds at maturity, $55,000,008 (Collateralized fully by U.S. Treasury Securities)	55,000,000
55,000,000	JPMorgan Chase & Co., 0.000%, dated 6/30/10, due 7/1/10, proceeds at maturity, $55,000,015 (Collateralized fully by U.S. Treasury Securities)	55,000,000

	Total Repurchase Agreements (Cost $236,627,542)	236,627,542

Total Investments — 100.0% (Cost $396,695,991)		396,695,991
Net Other Assets (Liabilities) — 0.0%		(42,103)

NET ASSETS — 100.0%		$396,653,888

*	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (79.4%)
34,449	BB&T Equity Income Fund, Institutional Class	$ 400,645
120,745	BB&T International Equity Fund, Institutional Class	544,562
59,263	BB&T Mid Cap Value Fund, Institutional Class	638,853
110,117	BB&T Select Equity Fund, Institutional Class	1,059,329
17,121	BB&T Special Opportunities Equity Fund, Institutional Class(a)	252,879
656,382	BB&T Total Return Bond Fund, Institutional Class	7,272,713
407,755	BB&T U.S. Treasury Money Market Fund, Institutional Class	407,755
15,930	Sterling Capital Small Cap Value Fund, Institutional Class	166,947

	Total Affiliated Investment Companies (Cost $9,793,027)	10,743,683

EXCHANGE TRADED FUNDS (16.6%)
5,830	iShares Dow Jones US Real Estate Index Fund.	275,234
4,086	iShares MSCI EAFE Growth Index Fund	196,414
5,823	iShares MSCI EAFE Small Cap Index Fund	189,364
7,061	iShares MSCI EAFE Value Index Fund	291,125
6,265	iShares MSCI Emerging Markets Index Fund	233,810
2,615	iShares Russell 2000 Index Fund	159,724
9,715	iShares Russell Midcap Growth Index Fund	424,546
4,605	iShares S&P 500 Index Fund	476,433

	Total Exchange Traded Funds (Cost $2,126,020)	2,246,650

COMMODITY INVESTMENT COMPANY (2.1%)
36,072	Credit Suisse Commodity Return Strategy Fund	280,278

	Total Commodity Investment Company (Cost $293,118)	280,278

NON-AFFILIATED INVESTMENT COMPANY (1.8%)
14,343	Lazard Emerging Markets Equity Portfolio	249,427

	Total Non-Affiliated Investment Company (Cost $252,152)	249,427

Total Investments — 99.9% (Cost $12,464,317)		13,520,038
Net Other Assets (Liabilities) — 0.1%		8,365

NET ASSETS — 100.0%		$13,528,403

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (66.8%)

145,530	BB&T Equity Income Fund, Institutional Class	$ 1,692,517
513,279	BB&T International Equity Fund, Institutional Class	2,314,889
250,003	BB&T Mid Cap Value Fund, Institutional Class	2,695,028
464,837	BB&T Select Equity Fund, Institutional Class	4,471,733
72,410	BB&T Special Opportunities Equity Fund, Institutional Class(a)	1,069,490
835,937	BB&T Total Return Bond Fund, Institutional Class	9,262,187
1,057,547	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,057,547
67,219	Sterling Capital Small Cap Value Fund, Institutional Class	704,457

	Total Affiliated Investment Companies (Cost $22,662,836)	23,267,848

EXCHANGE TRADED FUNDS (27.0%)
22,717	iShares Dow Jones US Real Estate Index Fund	1,072,469
17,392	iShares MSCI EAFE Growth Index Fund	836,033
24,583	iShares MSCI EAFE Small Cap Index Fund	799,439
30,052	iShares MSCI EAFE Value Index Fund	1,239,044
26,665	iShares MSCI Emerging Markets Index Fund	995,138
11,008	iShares Russell 2000 Index Fund	672,369
40,987	iShares Russell Midcap Growth Index Fund	1,791,132
19,432	iShares S&P 500 Index Fund	2,010,435

	Total Exchange Traded Funds (Cost $9,547,959)	9,416,059

COMMODITY INVESTMENT COMPANY (3.1%)
140,457	Credit Suisse Commodity Return Strategy Fund	1,091,350

	Total Commodity Investment Company (Cost $1,141,729)	1,091,350

NON-AFFILIATED INVESTMENT COMPANY (3.0%)
59,994	Lazard Emerging Markets Equity Portfolio	1,043,288

	Total Non-Affiliated Investment Company (Cost $1,054,686)	1,043,288

Total Investments — 99.9% (Cost $34,407,210)		34,818,545
Net Other Assets (Liabilities) — 0.1%		17,861

NET ASSETS — 100.0%		$34,836,406

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (58.6%)

129,029	BB&T Equity Income Fund, Institutional Class	$1,500,608
448,675	BB&T International Equity Fund, Institutional Class	2,023,525
228,779	BB&T Mid Cap Value Fund, Institutional Class	2,466,233
422,783	BB&T Select Equity Fund, Institutional Class	4,067,175
65,181	BB&T Special Opportunities Equity Fund, Institutional Class(a)	962,727
254,901	BB&T Total Return Bond Fund, Institutional Class	2,824,298
439,025	BB&T U.S. Treasury Money Market Fund, Institutional Class	439,025
61,510	Sterling Capital Small Cap Value Fund, Institutional Class	644,626

	Total Affiliated Investment Companies (Cost $15,089,513)	14,928,217

EXCHANGE TRADED FUNDS (33.8%)
21,105	iShares Dow Jones US Real Estate Index Fund .	996,367
15,852	iShares MSCI EAFE Growth Index Fund	762,006
22,487	iShares MSCI EAFE Small Cap Index Fund	731,277
27,392	iShares MSCI EAFE Value Index Fund	1,129,372
24,305	iShares MSCI Emerging Markets Index Fund	907,063
10,068	iShares Russell 2000 Index Fund	614,954
37,482	iShares Russell Midcap Growth Index Fund	1,637,963
17,764	iShares S&P 500 Index Fund	1,837,863

	Total Exchange Traded Funds (Cost $8,722,150)	8,616,865

COMMODITY INVESTMENT COMPANY (3.8%)
125,591	Credit Suisse Commodity Return Strategy Fund	975,844

	Total Commodity Investment Company (Cost $1,017,022)	975,844

NON-AFFILIATED INVESTMENT COMPANY (3.8%)
55,098	Lazard Emerging Markets Equity Portfolio	958,149

	Total Non-Affiliated Investment Company (Cost $968,617)	958,149

Total Investments — 100.0% (Cost $25,797,302)		25,479,075
Net Other Assets (Liabilities) — 0.0%		5,876

NET ASSETS — 100.0%		$25,484,951

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (53.6%)
45,267	BB&T Equity Income Fund, Institutional Class	$526,450
160,274	BB&T International Equity Fund, Institutional Class	722,836
77,759	BB&T Mid Cap Value Fund, Institutional Class	838,240
144,382	BB&T Select Equity Fund, Institutional Class	1,388,958
22,468	BB&T Special Opportunities Equity Fund, Institutional Class(a)	331,858
259,814	BB&T U.S. Treasury Money Market Fund, Institutional Class	259,814
20,902	Sterling Capital Small Cap Value Fund, Institutional Class	219,057

	Total Affiliated Investment Companies (Cost $4,413,167)	4,287,213

EXCHANGE TRADED FUNDS (37.5%)
8,487	iShares Dow Jones US Real Estate Index Fund	400,671
5,431	iShares MSCI EAFE Growth Index Fund	261,068
7,630	iShares MSCI EAFE Small Cap Index Fund	248,128
9,385	iShares MSCI EAFE Value Index Fund	386,943
8,352	iShares MSCI Emerging Markets Index Fund	311,697
3,400	iShares Russell 2000 Index Fund	207,672
12,699	iShares Russell Midcap Growth Index Fund	554,946
6,017	iShares S&P 500 Index Fund	622,519

	Total Exchange Traded Funds (Cost $2,996,090)	2,993,644

COMMODITY INVESTMENT COMPANY (4.9%)
50,609	Credit Suisse Commodity Return Strategy Fund	393,234

	Total Commodity Investment Company (Cost $410,144)	393,234

NON-AFFILIATED INVESTMENT COMPANY (4.0%)
18,534	Lazard Emerging Markets Equity Portfolio	322,304

	Total Non-Affiliated Investment Company (Cost $325,825)	322,304

Total Investments — 100.0% (Cost $8,145,226)		7,996,395
Net Other Assets (Liabilities) — 0.0%		(3,651)

NET ASSETS — 100.0%		$7,992,744

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited)

June 30, 2010

1.	Organization:

BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of this filing, the Trust offers shares of the BB&T Select Equity Fund, the BB&T Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Total Return Bond Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Equity Index Fund, the BB&T National Tax-Free Money Market Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund and the BB&T Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The BB&T Equity Index Fund is not included in this filing. The BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund and the BB&T West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The BB&T National Tax-Free Money Market Fund, the BB&T Prime Money Market Fund and the BB&T U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund and the BB&T Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Broad”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying Funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

Committee at fair value determined in good faith under the general supervision of the Board. The following Funds had securities or options valued by the Pricing Committee as of June 30, 2010:

	Fair Value	Percentage of Net Assets
BB&T International Equity Fund	$2,010	0.003%
BB&T Special Opportunities Equity Fund	$7,400	0.001%
BB&T Equity Income Fund.	$5,000	0.001%

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the BB&T International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the BB&T International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of June 30, 2010 is as follows:

Assets:	Level 1– Quoted Prices			Level 2– Other Significant Observable Inputs			Level 3– Significant Unobservable Inputs	Total
Investments in Securities
BB&T Select Equity Fund	$197,758,224	(a	)	$77,339	(b	)	$—	$197,835,563
BB&T Mid Cap Value Fund	296,170,785	(a	)	4,080,985	(b	)	—	300,251,770
Sterling Capital Small Cap Value Fund	64,676,329	(a	)	690,409	(b	)	—	65,366,738
BB&T International Equity Fund	14,551,300	(a	)	52,667,875	(a	)(b)	—	67,219,175
BB&T Special Opportunities Equity Fund	509,985,344	(a	)	9,527,316	(b	)	—	519,512,660
BB&T Equity Income Fund	399,000,914	(a	)	29,488,065	(b	)	—	428,488,979
BB&T Short U.S. Government Fund	2,583,967	(c	)	73,553,338	(a	)(b)	—	76,137,305
BB&T Intermediate U.S. Government Fund	7,816,158	(c	)	208,962,030	(a	)(b)	—	216,778,188
BB&T Total Return Bond Fund	12,283,811	(a	)	412,911,022	(a	)	—	425,194,833
BB&T Kentucky Intermediate Tax-Free Fund	673,392	(c	)	21,590,146	(a	)	—	22,263,538
BB&T Maryland Intermediate Tax-Free Fund	777,499	(c	)	34,460,354	(a	)	—	35,237,853
BB&T North Carolina Intermediate Tax-Free Fund	5,376,723	(c	)	176,927,278	(a	)	—	182,304,001
BB&T South Carolina Intermediate Tax-Free Fund	1,053,486	(c	)	39,483,941	(a	)	—	40,537,427
BB&T Virginia Intermediate Tax-Free Fund	1,441,838	(c	)	101,891,455	(a	)	—	103,333,293
BB&T West Virginia Intermediate Tax-Free Fund	1,627,076	(c	)	92,087,892	(a	)	—	93,714,968
BB&T National Tax-Free Money Market Fund	20,466	(c	)	177,994,580	(a	)	—	178,015,046
BB&T Prime Money Market Fund	—			640,743,678	(a	)	—	640,743,678
BB&T U.S. Treasury Money Market Fund	—			396,695,991	(a	)	—	396,695,991
BB&T Capital Manager Conservative Growth Fund	13,520,038	(a	)	—			—	13,520,038
BB&T Capital Manager Moderate Growth Fund	34,818,545	(a	)	—			—	34,818,545
BB&T Capital Manager Growth Fund	25,479,075	(a	)	—			—	25,479,075
BB&T Capital Manager Equity Fund	7,996,395	(a	)	—			—	7,996,395

BB&T Funds

    Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

    June 30, 2010

Assets:	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total

Other Financial Instruments-
Foreign Currency Exchange Contracts
BB&T International Equity Fund	$ —	$171,329	$—	$171,329

Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
BB&T Special Opportunities Equity Fund	$581,330	$ 7,400	$—	$588,730
BB&T Equity Income Fund	35,580	5,000	—	40,580
Foreign Currency Exchange Contracts
BB&T International Equity Fund	$ —	$182,150	$—	$182,150

___________

(a)	Industries, countries or security types as disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities held as collateral for securities on loan.
(c)	Represents investment companies.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Return Bond Fund

Municipal Bonds
Balance as of 10/1/09 (market value)	$10,116,500
Change in unrealized appreciation/(depreciation)	781,233
Realized Loss	(2,446,550)
Net Sales	11,781,817
Transfers in to Level 3*	—
Transfers out of Level 3*	—

Balance as of 6/30/10 (market value)	$ —

___________

*	The Fund’s policy is to recognize transfers in and transfers out as of beginning of the reporting period.

Foreign Currency Translation — The accounting records of the BB&T International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The BB&T International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Exchange Contracts — The BB&T International Equity Fund may enter into foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements

BB&T Funds

    Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

    June 30, 2010

in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period, the BB&T International Equity Fund utilized forward foreign currency exchange contracts to hedge the Fund’s portfolio against currency risks. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Euro, Pound, Polish Zloty, Hungarian Forint and the Czech Koruna by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, during the period, the Fund moved closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar). For open foreign currency exchange contracts as of June 30, 2010, see the Schedules of Portfolio Investments.

Financial Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Exchange traded financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. The Funds held no financial futures contracts as of June 30, 2010.

Options Contracts — The BB&T Select Equity Fund, the BB&T Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Tax-Free Funds and the BB&T National Tax-Free Money Market Fund may acquire put options with respect to tax-exempt obligations held in their portfolios. The BB&T Select Equity Fund, the BB&T Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, and the BB&T Equity Income Fund may buy put options for the purpose of hedging, or, with respect to the BB&T International Equity Fund, cross-hedging. The BB&T International Equity Fund may not write or sell unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The BB&T Special Opportunities Equity and BB&T Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2010:

	Number of Contracts	Value
BB&T Special Opportunities Equity Fund
Akamai Technologies, Inc., $40.00, 8/21/10	1,000	$(395,000)
Akamai Technologies, Inc., $50.00, 8/21/10	2,500	(135,000)
Akamai Technologies, Inc., $55.00, 8/21/10	1,000	(22,000)
Apache Corp., $110.00, 7/17/10	646	(3,230)
Apache Corp., $115.00, 7/17/10	200	(1,000)
Halliburton Co., $38.00, 7/17/10*	1,000	(2,000)
Harris Corp., $55.00, 8/21/10*	540	(5,400)
McKesson Corp., $75.00, 8/21/10	150	(9,000)
McKesson Corp., $80.00, 8/21/10	900	(4,500)
Yum! Brands, Inc., $43.00, 7/17/10	1,160	(11,600)

	9,096	$(588,730)

BB&T Equity Income Fund
Family Dollar Stores., $42.00, 7/17/10	1,610	$(16,100)
Family Dollar Stores., $43.00, 7/17/10*	1,000	(5,000)
Intel Corp., $23.00, 7/17/10	500	(1,500)
Intel Corp., $24.00, 7/17/10	500	(1,000)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 7/17/10	1,698	(16,980)

	5,308	$(40,580)

*	Security was valued under methods approved by the Board of Trustees.

For the period ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	BB&T International Equity Fund	BB&T Special Opportunities Equity Fund	BB&T Equity IncomeFund
Foreign currency exchange contracts:
Average number of contracts - U.S. dollars purchased	5	—	—
Average U.S. dollar amounts purchased.	$6,759,647	—	—
Average number of contracts - U.S. dollars sold	2	—	—
Average U.S. dollar amounts sold	$2,720,361	—	—

Financial futures contracts (Equity Risk):
Average number of contracts purchased	11	—	—
Average notional value of contracts purchased	$ 4,845	—	—

Options Written (Equity Risk):
Average number of contracts	—	10,921	7,084
Average Premiums	$ —	$1,421,693	$621,066

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

When-Issued and Forward Commitments — The Funds, with the exception of the BB&T U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The BB&T Select Equity Fund, the BB&T Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Equity Income Fund, the BB&T National Tax-Free Money Market Fund, and the BB&T Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and BNY Mellon Bank, N.A., the lending agent (“BNY Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, BNY Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at June 30, 2010 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by BNY Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At June 30, 2010, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at June 30, 2010 by the following amounts per share:

NAV Impact
BB&T Select Equity Fund	$0.02
BB&T Mid Cap Value Fund	0.04
Sterling Capital Small Cap Value Fund	0.03
BB&T Special Opportunities Equity Fund	0.02
BB&T Equity Income Fund	0.01
BB&T Short U.S. Government Fund	0.01
BB&T Total Return Bond Fund	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral for each Fund as of June 30, 2010 are as follows:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Six Months Ended June 30, 2010
BB&T Select Equity Fund	$252,473	$396,608	$77,339	$ 1,522,996
BB&T Mid Cap Value Fund	4,955,880	5,081,171	4,080,985	6,156,533
Sterling Capital Small Cap Value Fund	861,918	900,077	690,409	685,368
BB&T International Equity Fund	1,362,446	1,471,737	1,455,849	2,885,554
BB&T Special Opportunities Equity Fund	9,640,533	10,151,468	9,527,316	4,848,411
BB&T Equity Income Fund	30,289,348	29,892,786	29,488,065	18,224,529
BB&T Short U.S. Government Fund	3,035,407	3,100,000	3,017,401	1,401,170
BB&T Intermediate U.S. Government Fund	5,850,967	6,008,000	5,920,381	4,932,384

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, the BB&T International Equity Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The International

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

Equity Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the International Equity Fund’s net asset value. As of June 30, 2010, the International Equity Fund has no recorded payable as an estimate for potential future India capital gains taxes.

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At June 30, 2010, the International Equity Fund held illiquid restricted securities representing 0.003% of net assets. The illiquid restricted securities held as of June 30, 2010 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Value

BB&T International Equity Fund
Rolls-Royce Group PLC, Class C	04/21/2010	$2,072	1,345,050	$—	$2,010

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2010 is set forth below:

	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
BB&T Capital Manager Conservative Growth Fund
BB&T Equity Income Fund, Institutional Class	50,374	747	16,672	34,449	$400,645
BB&T International Equity Fund, Institutional Class	269,084	36,829	185,168	120,745	544,562
BB&T Mid Cap Value Fund, Institutional Class	72,666	48,832	62,235	59,263	638,853
BB&T Select Equity Fund, Institutional Class	51,854	63,739	5,476	110,117	1,059,329
BB&T Special Opportunities Equity Fund, Institutional Class	19,451	129	2,459	17,121	252,879
BB&T Total Return Bond Fund, Institutional Class	740,773	33,139	117,530	656,382	7,272,713
BB&T U.S. Treasury Money Market Fund, Institutional Class	393,051	73,030,845	73,016,141	407,755	407,755
Sterling Capital Small Cap Value Fund, Institutional Class	—	15,930	—	15,930	166,947

Total Affiliates	1,597,253	73,230,190	73,405,681	1,421,762	$10,743,683

BB&T Capital Manager Moderate Growth Fund
BB&T Equity Income Fund, Institutional Class	211,895	246	66,611	145,530	$1,692,517
BB&T International Equity Fund, Institutional Class	1,131,757	115,805	734,283	513,279	2,314,889
BB&T Mid Cap Value Fund, Institutional Class	305,544	204,329	259,870	250,003	2,695,028
BB&T Select Equity Fund, Institutional Class	218,113	263,620	16,897	464,836	4,471,733
BB&T Special Opportunities Equity Fund, Institutional Class	81,722	392	9,704	72,410	1,069,490
BB&T Total Return Bond Fund, Institutional Class	1,010,741	56,615	231,419	835,937	9,262,187
BB&T U.S. Treasury Money Market Fund, Institutional Class	983,943	184,343,597	184,269,993	1,057,547	1,057,547
Sterling Capital Small Cap Value Fund, Institutional Class	—	67,219	—	67,219	704,457

Total Affiliates	3,943,715	185,051,823	185,588,777	3,406,761	$23,267,848

BB&T Capital Manager Growth Fund
BB&T Equity Income Fund, Institutional Class	196,783	1,421	69,175	129,029	$1,500,608
BB&T International Equity Fund, Institutional Class	1,051,011	88,186	690,522	448,675	2,023,525
BB&T Mid Cap Value Fund, Institutional Class	283,774	186,178	241,173	228,779	2,466,233
BB&T Select Equity Fund, Institutional Class	202,531	235,656	15,404	422,783	4,067,175
BB&T Special Opportunities Equity Fund, Institutional Class	75,898	325	11,042	65,181	962,727
BB&T Total Return Bond Fund, Institutional Class	348,429	55,842	149,370	254,901	2,824,298
BB&T U.S. Treasury Money Market Fund, Institutional Class	693,937	127,616,522	127,871,434	439,025	439,025
Sterling Capital Small Cap Value Fund, Institutional Class	—	61,510	—	61,510	644,626

Total Affiliates	2,852,363	128,245,640	129,048,120	2,049,883	$14,928,217

BB&T Capital Manager Equity Fund
BB&T Equity Income Fund, Institutional Class	77,824	5,607	38,164	45,267	$526,450
BB&T International Equity Fund, Institutional Class	415,340	43,932	298,998	160,274	722,836

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010 (continued)

	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010
BB&T Mid Cap Value Fund, Institutional Class	112,155	70,678	105,074	77,759	$838,240
BB&T Select Equity Fund, Institutional Class	80,044	80,319	15,981	144,382	1,388,958
BB&T Special Opportunities Equity Fund, Institutional Class	29,954	1,931	9,417	22,468	331,858
BB&T U.S. Treasury Money Market Fund, Institutional Class	41,758	49,968,395	49,750,339	259,814	259,814
Sterling Capital Small Cap Value Fund, Institutional Class	—	20,902	—	20,902	219,057

Total Affiliates	757,075	50,191,764	50,217,973	730,866	$4,287,213

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Income Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2009, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Select Equity Fund	$120,078,510	2017
BB&T Mid Cap Value Fund	233,334	2016
BB&T Mid Cap Value Fund	13,084,749	2017
Sterling Capital Small Cap Value Fund	1,483,067	2017
BB&T International Equity Fund	34,249,253	2017
BB&T Special Opportunities Equity Fund	24,473	2017
BB&T Equity Income Fund	1,752,496	2017
BB&T Short U.S. Government Fund	118,919	2012
BB&T Short U.S. Government Fund	2,094,190	2013
BB&T Short U.S. Government Fund	1,246,269	2014
BB&T Short U.S. Government Fund	3,940,976	2015
BB&T Short U.S. Government Fund	160,380	2016
BB&T Intermediate U.S. Government Fund	3,134,925	2014
BB&T Intermediate U.S. Government Fund	10,119,332	2016
BB&T Total Return Bond Fund	1,589,668	2015
BB&T Maryland Intermediate Tax-Free Fund	865	2017
BB&T South Carolina Intermediate Tax-Free Fund	16,576	2017
BB&T Capital Manager Conservative Growth Fund	122,214	2017
BB&T Capital Manager Moderate Growth Fund	508,094	2017
BB&T Capital Manager Growth Fund	1,235,282	2017
BB&T Capital Manager Equity Fund	958,260	2017

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ended September 30, 2010:

BB&T Funds

Notes to Schedule of Portfolio Investments (Unaudited) — (continued)

June 30, 2010

	Post- October Capital Losses	Post- October Currency Losses
BB&T Select Equity Fund	$34,173,975	$—
BB&T Mid Cap Value Fund	30,192,144	—
Sterling Capital Small Cap Value Fund	7,868,684	—
BB&T International Equity Fund	29,653,692	1,454,521
BB&T Special Opportunities Equity Fund	29,264,941	—
BB&T Equity Income Fund.	35,970,175	—
BB&T Total Return Bond Fund	739,744	—
BB&T South Carolina Intermediate Tax-Free Fund	9,801	—
BB&T Capital Manager Conservative Growth Fund.	8,974,540	—
BB&T Capital Manager Moderate Growth Fund	9,439,307	—
BB&T Capital Manager Growth Fund.	8,915,348	—
BB&T Capital Manager Equity Fund	8,056,433	—

At June 30, 2010, the federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Select Equity Fund	$201,202,395	$14,309,136	$(17,675,968)	$(3,366,832)
BB&T Mid Cap Value Fund	313,998,708	19,626,932	(33,373,870)	(13,746,938)
Sterling Capital Small Cap Value Fund	67,794,613	3,512,078	(5,939,953)	(2,427,875)
BB&T International Equity Fund	69,281,226	5,293,558	(7,355,609)	(2,062,051)
BB&T Special Opportunities Equity Fund	507,650,959	48,418,990	(36,557,289)	11,861,701
BB&T Equity Income Fund	425,740,820	27,231,943	(24,483,784)	2,748,159
BB&T Short U.S. Government Fund	75,053,445	1,149,799	(65,939)	1,083,860
BB&T Intermediate U.S. Government Fund	208,791,189	8,113,974	(126,975)	7,986,999
BB&T Total Return Bond Fund	407,435,916	18,324,935	(566,018)	17,758,917
BB&T Kentucky Intermediate Tax-Free Fund	21,328,816	936,867	(2,145)	934,722
BB&T Maryland Intermediate Tax-Free Fund	33,606,019	1,632,965	(1,131)	1,631,834
BB&T North Carolina Intermediate Tax-Free Fund	174,123,095	8,203,852	(22,946)	8,180,906
BB&T South Carolina Intermediate Tax-Free Fund	39,110,605	1,432,247	(5,425)	1,426,822
BB&T Virginia Intermediate Tax-Free Fund	97,459,384	5,911,496	(37,587)	5,873,909
BB&T West Virginia Intermediate Tax-Free Fund	90,251,861	3,697,367	(234,260)	3,463,107
BB&T National Tax-Free Money Market Fund	178,015,046	—	—	—
BB&T Prime Money Market Fund	640,743,678	—	—	—
BB&T U.S. Treasury Money Market Fund	396,695,991	—	—	—
BB&T Capital Manager Conservative Growth Fund	13,019,770	1,237,641	(737,373)	500,268
BB&T Capital Manager Moderate Growth Fund	36,537,245	1,560,143	(3,278,843)	(1,718,700)
BB&T Capital Manager Growth Fund	28,037,517	788,355	(3,346,796)	(2,558,441)
BB&T Capital Manager Equity Fund	9,211,904	234,495	(1,450,004)	(1,215,509)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        BB&T Funds

By (Signature and Title)        /s/ E.G. Purcell, III

E.G. Purcell, III, President

(principal executive officer)

Date                    8/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ E.G. Purcell, III

E.G. Purcell, III, President

(principal executive officer)

Date                    8/25/10

By (Signature and Title)        /s/ James T. Gillespie

James T. Gillespie, Treasurer

(principal financial officer)

Date                    8/25/10